UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-22487

                                 DBX ETF Trust

(Exact name of registrant as specified in charter)

60 Wall Street

                                                         New York, New York 10005

(Address of principal executive offices) (Zip code)

Alex Depetris

DBX ETF Trust

60 Wall Street

                                                         New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 250-4352

Date of fiscal year end: May 31

Date of reporting period: February 28, 2013

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Brazil Hedged Equity Fund

February 28, 2013 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 48.6%
Basic Materials - 8.0%
Cia Siderurgica Nacional SA	6,200	$31,323
Fibria Celulose SA*	1,800	20,397
Ultrapar Participacoes SA	2,500	64,793
Vale SA	10,300	196,696

		313,209

Communications - 1.1%
Oi SA	2,300	9,819
Tim Participacoes SA	7,171	31,337

		41,156

Consumer, Cyclical - 2.5%
Cia Hering	1,100	21,345
Lojas Americanas SA	1,100	9,558
Lojas Renner SA	900	34,265
MRV Engenharia e Participacoes SA	2,400	15,399
Raia Drogasil SA	1,500	17,293

		97,860

Consumer, Non-cyclical - 14.5%
Amil Participacoes SA	800	12,662
Anhanguera Educacional Participacoes SA	1,000	20,713
Arteris SA	900	9,685
BRF - Brasil Foods SA	5,200	112,832
CCR SA	7,100	71,200
Cia de Bebidas das Americas.	1,100	48,509
Cielo SA	2,240	67,254
Cosan SA Industria e Comercio	900	21,216
Diagnosticos da America SA	1,800	12,413
Ecorodovias Infraestrutura e Logistica SA	1,300	11,277
Hypermarcas SA*	2,900	25,624
JBS SA*	3,900	13,516
Kroton Educacional SA*	600	15,702
Localiza Rent a Car SA	1,100	20,862
Multiplus SA	300	5,585
Natura Cosmeticos SA	1,400	36,143
Qualicorp SA*	1,300	14,535
Souza Cruz SA	3,000	47,878

		567,606

Energy - 4.9%
OGX Petroleo e Gas Participacoes SA*	10,900	17,346
Petroleo Brasileiro SA	23,600	172,762

		190,108

Financial - 11.0%
Banco Bradesco SA	4,500	80,071
Banco do Brasil SA	4,600	61,212
Banco Santander Brasil SA	6,100	44,315
BM&FBovespa SA	14,300	96,879
BR Malls Participacoes SA	3,100	40,093
BR Properties SA	1,500	18,642
CETIP SA - Balcao Organizado de Ativos e Derivativos	1,400	16,904
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,400	21,097
Odontoprev SA	2,500	11,569
PDG Realty SA Empreendimentos e Participacoes	9,000	14,595
Porto Seguro SA	1,000	13,262
Sul America SA	1,017	9,695

		428,334

Industrial - 2.9%
All America Latina Logistica SA	3,500	17,328
Duratex SA	1,900	15,886
Embraer SA	4,700	39,701
Multiplan Empreendimentos Imobiliarios SA	500	14,310
WEG SA	1,900	25,427

		112,652

Technology - 0.6%
Totvs SA	1,000	22,103

Utilities - 3.1%
Centrais Eletricas Brasileiras SA	2,500	8,778
Cia de Saneamento Basico do Estado de Sao Paulo*	800	38,787
Cia de Saneamento de Minas Gerais-Copasa	400	10,367
CPFL Energia SA	2,000	20,391
EDP - Energias do Brasil SA	1,400	8,494
Light SA	500	4,875
MPX Energia SA*	1,200	6,372
Tractebel Energia SA	1,400	24,755

		122,819

TOTAL COMMON STOCKS
(Cost $2,161,494)		1,895,847

PREFERRED STOCKS - 50.4%
Basic Materials - 10.9%
Braskem SA	1,400	10,312
Gerdau SA	6,900	57,343
Klabin SA	3,700	24,880
Metalurgica Gerdau SA, Class A	2,300	24,343
Usinas Siderurgicas de Minas Gerais SA	3,100	15,348
Vale SA	15,800	291,750

		423,976

Communications - 2.2%
Oi SA	7,100	26,364
Telefonica Brasil SA	2,300	60,585

		86,949

Consumer, Cyclical - 1.1%
Lojas Americanas SA	3,423	31,231
Marcopolo SA	1,600	10,710

		41,941

Consumer, Non-cyclical - 7.8%
Cia Brasileira de Distribuicao Grupo Pao de Acucar	800	40,093
Cia de Bebidas das Americas	6,000	266,141

		306,234

Diversified - 2.7%
Itausa - Investimentos Itau SA	19,890	104,002

Energy - 7.1%
Petroleo Brasileiro SA	33,200	278,596

Financial - 16.1%
Banco Bradesco SA	15,100	269,441
Banco do Estado do Rio Grande do Sul	1,400	12,802
Bradespar SA	1,900	27,885
Itau Unibanco Holding SA	17,900	317,143

		627,271

Utilities - 2.5%
AES Tiete SA	1,000	10,301
Centrais Eletricas Brasileiras SA	2,100	13,304
Cia Energetica de Minas Gerais	4,025	47,644
Cia Energetica de Sao Paulo	1,200	11,119
Cia Paranaense de Energia	900	13,186
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	900	5,433

		100,987

TOTAL PREFERRED STOCKS
(Cost $2,280,465)		1,969,956

RIGHTS - 0.0% (a)
Consumer, Non-cyclical - 0.0% (a)
Cia de Bebidas das Americas*, expires 3/31/13	9	—

TOTAL RIGHTS		—

(Cost $0)
TOTAL INVESTMENTS - 99.0%
(Cost $4,441,959) (b)		3,865,803
Other assets less liabilities - 1.0%		39,253

NET ASSETS - 100.0%		$3,905,056

INDUSTRY BREAKDOWN AS OF FEBRUARY 28, 2013 (Unaudited)

	Value	% of Net Assets
Financial	$1,055,605	27.1%
Consumer, Non-cyclical	873,840	22.3
Basic Materials	737,185	18.9
Energy	468,704	12.0
Utilities	223,806	5.6
Consumer, Cyclical	139,801	3.6
Communications	128,105	3.3
Industrial	112,652	2.9
Diversified	104,002	2.7
Technology	22,103	0.6

TOTAL INVESTMENTS	3,865,803	99.0
Other assets less liabilities	39,253	1.0

NET ASSETS	$3,905,056	100.0%

As of February 28, 2013, the Fund had following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currrency To Deliver		Currrency To Receive		Unrealized Appreciation (Depreciation) (1)
HSBC	3/5/2013	BRL	245,000	USD	122,715	$(982)
HSBC	3/5/2013	BRL	3,977,000	USD	1,992,971	(14,951)
JP Morgan Chase & Co.	3/5/2013	BRL	3,977,000	USD	1,991,487	(16,435)
The Bank of New York Mellon	3/5/2013	BRL	260,600	USD	131,809	237
HSBC	3/5/2013	USD	2,145,350	BRL	4,242,000	(3,633)
JP Morgan Chase & Co.	3/5/2013	USD	2,012,244	BRL	3,977,000	(4,323)
The Bank of New York Mellon	3/5/2013	USD	117,836	BRL	235,000	812
The Bank of New York Mellon	3/5/2013	USD	10,058	BRL	20,000	40
The Bank of New York Mellon	3/5/2013	USD	2,849	BRL	5,600	(22)
HSBC	4/3/2013	BRL	3,829,000	USD	1,929,550	3,385
HSBC	4/3/2013	BRL	67,478	USD	34,000	55
JP Morgan Chase & Co.	4/3/2013	BRL	3,829,000	USD	1,930,523	4,358

						$(31,459)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2013.

For the nine-month period ended February 28, 2013 the average monthly volume of forward foreign currency contracts was $4,106,782 at market value.

Currency Abbreviations

BRL - Brazilian Real

USD - U.S. Dollar

*	Non-income producing security.
(a)	Less than 0.1%.
(b)	At February 28, 2013, the aggregate cost of investments for Federal income tax purposes was $4,508,368. The net unrealized depreciation was $642,565 which consisted of aggregate gross unrealized appreciation of $313,395 and aggregate gross unrealized depreciation of $955,960.

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Canada Hedged Equity Fund

February 28, 2013 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 96.4%
Basic Materials - 16.8%
Agnico-Eagle Mines Ltd.	600	$24,064
Agrium, Inc.	540	55,919
Barrick Gold Corp.	3,790	114,923
Cameco Corp.	1,500	32,000
Centerra Gold, Inc.	600	3,898
Eldorado Gold Corp.	2,600	25,666
First Quantum Minerals Ltd.	1,750	32,599
Franco-Nevada Corp.	500	24,184
Goldcorp, Inc.	3,050	99,553
IAMGOLD Corp.	1,400	9,435
Inmet Mining Corp.	200	13,168
Kinross Gold Corp.	4,200	31,971
New Gold, Inc.*	1,700	15,166
Osisko Mining Corp.*	1,700	9,841
Pan American Silver Corp.	530	8,783
Potash Corp. of Saskatchewan, Inc.	3,250	130,410
Silver Wheaton Corp.	1,300	41,222
Sino-Forest Corp.*	900	—
Teck Resources Ltd., Class B	2,250	69,665
Turquoise Hill Resources Ltd.*	1,500	9,585
Yamana Gold, Inc.	2,900	42,688

		794,740

Communications - 4.9%
BCE, Inc.	1,000	45,081
Bell Aliant, Inc.	300	7,750
Rogers Communications, Inc., Class B	1,450	68,869
Shaw Communications, Inc., Class B	1,400	33,491
TELUS Corp.	460	31,621
Thomson Reuters Corp.	1,400	42,778

		229,590

Consumer, Cyclical - 3.9%
Alimentation Couche Tard, Inc., Class B	500	25,901
Canadian Tire Corp. Ltd., Class A	300	20,020
Dollarama, Inc.	300	17,629
Gildan Activewear, Inc.	400	14,708
Magna International, Inc., Class A	800	42,550
Shoppers Drug Mart Corp.	800	33,366
Tim Hortons, Inc.	600	28,992

		183,166

Consumer, Non-cyclical - 4.4%
Catamaran Corp.*	800	43,109
Empire Co. Ltd., Class A	100	6,424
George Weston Ltd.	200	14,458
Loblaw Cos. Ltd.	400	16,085
Metro, Inc., Class A	400	25,053
Ritchie Bros Auctioneers, Inc.	300	6,793
Saputo, Inc.	500	24,747
Valeant Pharmaceuticals International, Inc.*	1,050	70,815

		207,484

Energy - 24.0%
ARC Resources Ltd.	1,100	27,733
Athabasca Oil Corp.*	1,200	11,799
Baytex Energy Corp.	400	16,706
Bonavista Energy Corp.	600	7,633
Canadian Natural Resources Ltd.	4,160	127,150
Canadian Oil Sands Ltd.	1,850	37,870
Cenovus Energy, Inc.	2,875	93,087
Crescent Point Energy Corp.	1,425	54,236
Enbridge, Inc.	2,900	129,301
EnCana Corp.	2,750	49,467
Enerplus Corp.	700	9,510
Husky Energy, Inc.	1,300	39,974
Imperial Oil Ltd.	1,150	47,818
MEG Energy Corp.*	500	16,145
Pacific Rubiales Energy Corp.	1,100	26,933
Pembina Pipeline Corp.	1,100	30,869
Pengrowth Energy Corp.	1,900	8,088
Penn West Petroleum Ltd.	1,850	17,975
Suncor Energy, Inc.	5,810	176,062
Talisman Energy, Inc.	3,900	48,975
Tourmaline Oil Corp.*	450	16,041
TransCanada Corp.	2,650	123,448
Vermilion Energy, Inc.	300	15,526

		1,132,346

Financial - 33.6%
Bank of Montreal	2,460	153,170
Bank of Nova Scotia	4,280	254,953
Brookfield Asset Management, Inc., Class A	2,150	81,538
Brookfield Office Properties, Inc.	1,000	16,679
Canadian Imperial Bank of Commerce	1,550	124,962
CI Financial Corp.	600	15,709
Great-West Lifeco, Inc.	1,050	27,898
H&R Real Estate Investment Trust REIT	300	6,749
IGM Financial, Inc.	400	17,680
Industrial Alliance Insurance & Financial Services, Inc.	300	10,764
Intact Financial Corp.	500	31,762
Manulife Financial Corp.	6,900	102,372
National Bank of Canada	590	44,946
Onex Corp.	300	13,527
Power Corp. of Canada	1,300	34,742
Power Financial Corp.	900	26,033
RioCan Real Estate Investment Trust REIT	500	13,503
Royal Bank of Canada	5,300	329,024
Sun Life Financial, Inc.	2,250	62,858
Toronto-Dominion Bank (The)(a)	2,600	213,925

		1,582,794

Industrial - 6.5%
Bombardier, Inc., Class B	5,400	21,730
CAE, Inc.	1,000	9,775
Canadian National Railway Co.	1,600	162,382
Canadian Pacific Railway Ltd.	600	72,989
Finning International, Inc.	600	15,203
SNC-Lavalin Group, Inc.	550	24,864

		306,943

Technology - 1.2%
CGI Group, Inc., Class A*	750	19,818
Open Text Corp.*	200	11,010
Research In Motion Ltd.*	1,800	24,401

		55,229

Utilities - 1.1%
Canadian Utilities Ltd., Class A	200	15,081
Fortis, Inc.	700	22,848
TransAlta Corp.	900	13,440

		51,369

TOTAL COMMON STOCKS
(Cost $4,792,405)		4,543,661

TOTAL INVESTMENTS - 96.4%
(Cost $4,792,405)(b)		4,543,661
Other assets less liabilities - 3.6%		170,346

NET ASSETS - 100.0%		$4,714,007

INDUSTRY BREAKDOWN AS OF FEBRUARY 28, 2013 (Unaudited)

	Value	% of Net Assets
Financial	$1,582,794	33.6%
Energy	1,132,346	24.0
Basic Materials	794,740	16.8
Industrial	306,943	6.5
Communications	229,590	4.9
Consumer, Non-cyclical	207,484	4.4
Consumer, Cyclical	183,166	3.9
Technology	55,229	1.2
Utilities	51,369	1.1

TOTAL INVESTMENTS	4,543,661	96.4
Other assets less liabilities	170,346	3.6

NET ASSETS - 100.0%	$4,714,007	100.0%

As of February 28, 2013, the Fund had the following futures contracts open:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation(1)
S&P/TSX 60 IX Futures	1	$143,069	3/14/2013	$7,304

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of February 28, 2013.

For the nine-month period ended February 28, 2013 the average monthly volume of futures contracts was $139,857 at contract value.

As of February 28, 2013, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation) (1)
HSBC	3/5/2013	CAD	2,278,000	USD	2,279,197	$70,480
JP Morgan Chase & Co.	3/5/2013	CAD	2,278,000	USD	2,279,019	70,302
The Bank of New York Mellon	3/5/2013	CAD	10,000	USD	10,012	316
HSBC	3/5/2013	USD	2,279,197	CAD	2,343,340	(7,127)
JP Morgan Chase & Co.	3/5/2013	USD	2,279,019	CAD	2,343,169	(7,116)
The Bank of New York Mellon	3/5/2013	USD	7,780	CAD	8,000	(24)
The Bank of New York Mellon	3/5/2013	USD	2,231	CAD	2,294	(7)
HSBC	4/3/2013	CAD	2,327,000	USD	2,261,817	7,080
JP Morgan Chase & Co.	4/3/2013	CAD	2,327,000	USD	2,261,834	7,097

						$141,001

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2013.

For the nine-month period ended February 28, 2013 the average monthly volume of foreign currency contracts was $4,351,740 at contract value.

Currency Abbreviations

CAD - Canadian Dollar

USD - U.S. Dollar

*	Non-income producing security.
(a)	Affiliated company. The Sub-Advisor is a subsidiary of The Toronto-Dominion Bank. Therefore, the Toronto-Dominion Bank is considered to be affiliated with the Fund.

	5/31/2012	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Fair Value 2/28/2013	Dividend Income
Toronto-Dominion Bank (The)	$209,761	$16,361	$—	$(12,197)	$—	$213,925	$5,915

(b)	At February 28, 2013, the aggregate cost of investments for Federal income tax purposes was $4,807,663. The net unrealized depreciation was $264,002 which consisted of aggregate gross unrealized appreciation of $327,455 and aggregate gross unrealized depreciation of $591,457.

REIT - Real Estate Investment Trust.

SCHEDULE OF INVESTMENTS

db X-trackers MSCI EAFE Hedged Equity Fund

February 28, 2013 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.3%
Australia - 9.0%
AGL Energy Ltd.	787	$12,814
ALS Ltd.	536	6,411
Alumina Ltd.*	6,444	8,129
AMP Ltd.	7,090	39,687
Asciano Ltd.	1,642	9,359
ASX Ltd.	382	14,223
Australia & New Zealand Banking Group Ltd.	5,539	162,492
Bendigo and Adelaide Bank Ltd.	1,528	15,499
BHP Billiton Ltd.	6,528	247,184
Boral Ltd.	1,627	8,592
Brambles Ltd.	3,163	28,270
Caltex Australia Ltd.	655	13,348
Cochlear Ltd.	100	7,236
Commonwealth Bank of Australia	3,271	224,760
Computershare Ltd.	935	9,722
Crown Ltd.	1,492	18,303
CSL Ltd.	1,239	75,935
Dexus Property Group REIT	6,488	7,224
Federation Centres REIT	3,356	8,399
Fortescue Metals Group Ltd.	2,848	13,731
Goodman Group REIT	3,459	16,429
GPT Group REIT	2,264	9,088
Harvey Norman Holdings Ltd.	2,199	5,593
Iluka Resources Ltd.	1,000	10,746
Incitec Pivot Ltd.	2,551	8,416
Leighton Holdings Ltd.	1,034	24,936
Lend Lease Group	925	10,063
Macquarie Group Ltd.	859	33,097
Mirvac Group REIT	7,094	11,884
National Australia Bank Ltd.	4,801	148,100
Newcrest Mining Ltd.	1,913	44,278
Orica Ltd.	785	21,898
Origin Energy Ltd.	2,915	36,237
Oz Minerals Ltd.	568	3,690
QBE Insurance Group Ltd.	2,721	37,188
Ramsay Health Care Ltd.	267	8,760
Rio Tinto Ltd.	991	67,872
Santos Ltd.	2,636	36,107
Sims Metal Management Ltd.	312	3,471
Sonic Healthcare Ltd.	727	9,973
SP AusNet	14,043	17,070
Stockland REIT	3,582	13,757
Suncorp Group Ltd.	2,615	30,103
Sydney Airport	3,492	11,307
Telstra Corp. Ltd.	12,739	59,726
Wesfarmers Ltd.	2,010	84,239
Westfield Group REIT	5,322	60,885
Westfield Retail Trust REIT	5,897	19,155
Westpac Banking Corp.	6,263	196,846
Woodside Petroleum Ltd.	1,332	51,021
Woolworths Ltd.	2,387	85,166
Worleyparsons Ltd.	422	11,483

		2,119,902

Austria - 0.4%
Erste Group Bank AG*	721	23,227
OMV AG	232	10,098
Raiffeisen Bank International AG	483	18,265
Verbund AG, Class A	502	10,434
Vienna Insurance Group AG Wiener Versicherung Gruppe	502	25,422
Voestalpine AG	502	16,948

		104,394

Belgium - 1.0%
Anheuser-Busch InBev NV	1,696	158,892
Colruyt SA	168	8,279
Groupe Bruxelles Lambert SA	70	5,592
Solvay SA	140	20,005
UCB SA	502	29,001
Umicore SA	287	14,347

		236,116

Denmark - 1.2%
AP Moller - Maersk A/S, Class A	1	7,696
AP Moller - Maersk A/S, Class B	4	31,991
Carlsberg A/S, Class B	352	36,176
Danske Bank A/S*	1,657	30,839
DSV A/S	502	12,331
Novo Nordisk A/S, Class B	828	144,604
Novozymes A/S, Class B	498	17,360
TDC A/S	1,000	7,528

		288,525

Finland - 0.7%
Fortum OYJ	1,512	28,840
Kone OYJ, Class B	342	27,683
Metso OYJ	232	9,965
Nokia OYJ	8,565	31,041
Sampo OYJ, Class A	1,512	55,884
Wartsila OYJ Abp	341	15,760

		169,173

France - 9.2%
Aeroports de Paris	303	25,594
Air Liquide SA	611	74,345
Alstom SA	661	29,168
AXA SA	3,533	61,370
BNP Paribas SA	1,940	109,175
Bouygues SA	427	12,064
Bureau Veritas SA	415	53,525
Carrefour SA	1,215	33,121
Christian Dior SA	80	13,364
Cie de St-Gobain	835	33,309
Cie Generale de Geophysique - Veritas*	492	12,217
Cie Generale des Etablissements Michelin, Class B	493	44,051
Cie Generale d’Optique Essilor International SA	553	57,072
CNP Assurances	1,006	14,973
Credit Agricole SA*	2,164	20,342
Danone SA	1,292	89,719
Dassault Systemes SA	284	32,235
EDF SA	482	9,115
Eutelsat Communications SA	502	18,085
France Telecom SA	4,095	39,664
GDF Suez	2,303	43,537
Gecina SA REIT	314	35,645
Iliad SA	35	6,699
JCDecaux SA	477	12,953
Klepierre REIT	502	20,628
Lafarge SA	428	28,855
Lagardere SCA	413	14,742
Legrand SA	377	17,333
L’Oreal SA	494	73,878
LVMH Moet Hennessy Louis Vuitton SA	505	86,962
Natixis	3,975	16,570
Pernod-Ricard SA	502	65,139
PPR	222	49,764
Publicis Groupe SA	354	23,395
Renault SA	427	27,101
Safran SA	56	2,565
Sanofi	2,421	229,406
Schneider Electric SA	1,119	86,077
Societe BIC SA	287	33,501
Societe Generale SA*	1,454	55,828
Sodexo	206	19,079
Suez Environnement Co.	1,205	16,070
Technip SA	216	23,395
Total SA	4,328	216,383

Unibail-Rodamco SE REIT	211	48,703
Vallourec SA	237	12,633
Vinci SA	935	43,273
Vivendi SA	2,905	61,137

		2,153,759

Germany - 8.0%
Adidas AG	516	47,022
Allianz SE	895	122,339
BASF SE	1,573	148,231
Bayer AG	1,644	162,820
Bayerische Motoren Werke AG	671	61,935
Beiersdorf AG	222	19,358
Brenntag AG	105	14,969
Celesio AG	502	9,077
Commerzbank AG*	7,244	13,363
Continental AG	195	22,889
Daimler AG	1,772	105,643
Deutsche Bank AG (a)	1,837	84,156
Deutsche Boerse AG	639	39,614
Deutsche Lufthansa AG	782	15,774
Deutsche Post AG	2,085	46,779
Deutsche Telekom AG	5,833	62,651
E.ON SE	3,414	57,007
Fraport AG Frankfurt Airport Services Worldwide	288	17,115
Fresenius Medical Care AG & Co. KGaA	552	37,856
Fresenius SE & Co. KGaA	349	42,894
GEA Group AG	352	12,534
Hannover Rueckversicherung AG	408	31,923
Heidelbergcement AG	267	18,412
Henkel AG & Co. KGaA	157	11,616
Hochtief AG*	234	15,745
Infineon Technologies AG	2,482	21,260
K+S AG	572	26,888
Kabel Deutschland Holding AG	288	24,978
Lanxess AG	213	18,053
Linde AG	369	66,915
MAN SE	216	24,816
Merck KGaA	100	14,100
Muenchener Rueckversicherungs AG	322	57,887
RWE AG	1,030	37,834
SAP AG	1,872	146,273
Siemens AG	1,701	176,816
Suedzucker AG	502	21,988
ThyssenKrupp AG*	889	20,050
Volkswagen AG	60	12,365

		1,891,945

Greece - 0.1%
Coca-Cola Hellenic Bottling Co. SA*	730	19,919

Hong Kong - 3.2%
AIA Group Ltd.	24,400	105,709
Cathay Pacific Airways Ltd.	18,000	33,607
Cheung Kong Holdings Ltd.	4,000	62,200
CLP Holdings Ltd.	5,500	47,337
Galaxy Entertainment Group Ltd.*	8,100	33,995
Hang Lung Properties Ltd.	4,600	17,823
Hang Seng Bank Ltd.	1,800	29,104
Hong Kong Exchanges & Clearing Ltd.	2,300	41,370
Hutchison Whampoa Ltd.	4,000	43,091
Kerry Properties Ltd.	2,600	13,376
Li & Fung Ltd.	18,400	24,674
Link REIT (The)	5,100	27,257
MTR Corp. Ltd.	15,000	61,891
New World Development Co. Ltd.	6,000	11,048
Power Assets Holdings Ltd.	2,900	25,857
Sands China Ltd.	5,800	27,633
Shangri-La Asia Ltd.	8,900	20,748
Sino Land Co. Ltd.	10,740	19,526
Sun Hung KAI Properties Ltd.	4,000	61,891
Swire Pacific Ltd., Class A	1,300	16,779
Wheelock & Co. Ltd.	4,200	22,934
Wynn Macau Ltd.*	4,300	11,338

		759,188

Ireland - 0.7%
CRH PLC	1,895	41,366
Elan Corp. PLC*	860	9,596
Experian PLC	3,489	57,906
Kerry Group PLC, Class A	198	11,105
Shire PLC	1,567	49,090

		169,063

Israel - 0.4%
Bank Hapoalim BM*	2,299	10,196
Teva Pharmaceutical Industries Ltd.	2,134	79,930

		90,126

Italy - 1.8%
Assicurazioni Generali SpA	2,449	39,710
Banca Monte dei Paschi di Siena SpA*	18,951	5,220
Banco Popolare SC*	4,141	6,985
Enel SpA	13,515	48,911
ENI SpA	4,947	112,767
Fiat Industrial SpA	1,739	21,148
Intesa Sanpaolo SpA	23,058	37,419
Luxottica Group SpA	502	23,306
Mediobanca SpA	1,369	8,325
Pirelli & C SpA	1,000	11,613
Prysmian SpA	502	10,938
Saipem SpA	696	18,609
Telecom Italia SpA	29,077	21,467
Unicredit SpA*	8,346	42,408
Unione di Banche Italiane SCPA	2,150	9,847

		418,673

Japan - 19.7%
Aisin Seiki Co. Ltd.	500	18,098
Asahi Kasei Corp.	800	4,730
Astellas Pharma, Inc.	1,200	64,861
Bank of Yokohama Ltd. (The)	5,000	25,731
Bridgestone Corp.	1,500	46,024
Canon, Inc.	2,400	87,129
Central Japan Railway Co.	502	48,797
Chubu Electric Power Co., Inc.	1,400	17,551
Chugai Pharmaceutical Co. Ltd.	500	10,816
Chugoku Electric Power Co., (The), Inc.	900	11,312
Credit Saison Co. Ltd.	500	10,627
Dai Nippon Printing Co. Ltd.	4,000	35,171
Dai-ichi Life Insurance Co. Ltd. (The)	20	28,050
Daiichi Sankyo Co. Ltd.	1,400	25,058
Daikin Industries Ltd.	500	18,530
Daito Trust Construction Co. Ltd.	400	35,818
Daiwa House Industry Co. Ltd.	1,000	18,362
Daiwa Securities Group, Inc.	5,000	30,909
Denso Corp.	1,500	62,952
Dentsu, Inc.	500	15,557
East Japan Railway Co.	1,200	88,553
Eisai Co. Ltd.	500	22,279
Electric Power Development Co. Ltd.	500	12,838
FamilyMart Co. Ltd.	400	16,852
Fanuc Corp.	500	77,193
Fast Retailing Co. Ltd.	100	27,436
FUJIFILM Holdings Corp.	1,100	21,124
Hitachi Ltd.	11,000	61,711
Hokkaido Electric Power Co., Inc.	1,000	8,857
Hokuriku Electric Power Co.	1,000	11,490
Honda Motor Co. Ltd.	3,400	126,734
Hoya Corp.	1,000	19,182
Ibiden Co. Ltd.	100	1,565
Inpex Corp.	5	26,594
Isetan Mitsukoshi Holdings Ltd.	1,500	16,604
Isuzu Motors Ltd.	2,000	12,299
ITOCHU Corp.	5,000	57,719
Japan Tobacco, Inc.	2,000	63,114
JFE Holdings, Inc.	600	12,862
JGC Corp.	700	19,318
Jupiter Telecommunications Co. Ltd.	5	6,635
JX Holdings, Inc.	5,000	30,532
Kaneka Corp.	4,000	22,138
Kansai Electric Power Co., (The), Inc.	1,800	15,536
Kao Corp.	600	19,187
KDDI Corp.	670	50,310

Keikyu Corp.	500	4,418
Keio Corp.	800	6,396
Keyence Corp.	110	30,986
Kirin Holdings Co. Ltd.	4,000	58,043
Kobe Steel Ltd.*	19,000	25,623
Komatsu Ltd.	2,000	50,448
Konica Minolta Holdings, Inc.	300	2,292
Kubota Corp.	1,000	12,072
Kuraray Co. Ltd.	2,500	33,984
Kyocera Corp.	500	43,478
Kyushu Electric Power Co., Inc.	1,000	9,591
Lawson, Inc.	100	7,433
Makita Corp.	500	22,656
Mazda Motor Corp.*	10,000	30,100
McDonald’s Holdings Co. Japan Ltd.	500	12,526
Miraca Holdings, Inc.	100	4,828
Mitsubishi Chemical Holdings Corp.	2,800	13,141
Mitsubishi Corp.	3,000	59,521
Mitsubishi Electric Corp.	5,000	40,727
Mitsubishi Estate Co. Ltd.	4,000	99,687
Mitsubishi Gas Chemical Co., Inc.	1,000	7,077
Mitsubishi Heavy Industries Ltd.	10,200	56,563
Mitsubishi Materials Corp.	9,000	27,382
Mitsubishi Tanabe Pharma Corp.	1,500	21,281
Mitsubishi UFJ Financial Group, Inc.	23,800	131,723
Mitsui & Co. Ltd.	4,000	59,294
Mitsui Fudosan Co. Ltd.	500	12,720
Mizuho Financial Group, Inc.	55,300	121,709
MS&AD Insurance Group Holdings.	1,000	20,693
Murata Manufacturing Co. Ltd.	500	32,204
NEC Corp.*	5,000	12,353
Nidec Corp.	100	5,869
Nikon Corp.	500	11,220
Nintendo Co. Ltd.	400	38,667
Nippon Electric Glass Co. Ltd.	4,000	19,678
Nippon Steel & Sumitomo Corp.	20,000	54,159
Nippon Telegraph & Telephone Corp.	1,000	45,852
Nishi-Nippon City Bank Ltd. (The)	6,000	15,730
Nissan Motor Co. Ltd.	5,500	55,599
Nissin Foods Holdings Co. Ltd.	500	19,878
Nitori Holdings Co. Ltd.	50	3,727
Nitto Denko Corp.	400	23,519
Nomura Holdings, Inc.	8,300	47,638
NTT Data Corp.	5	15,876
NTT DoCoMo, Inc.	35	54,148
Odakyu Electric Railway Co. Ltd.	1,000	10,551
OJI Paper Co. Ltd.	600	2,285
Olympus Corp.*	100	2,193
Omron Corp.	400	9,688
Oriental Land Co. Ltd.	400	59,079
ORIX Corp.	250	27,835
Otsuka Holdings Co. Ltd.	600	19,212
Panasonic Corp.	5,000	36,034
Rakuten, Inc.	1,500	12,963
Resona Holdings, Inc.	4,000	18,341
Ricoh Co. Ltd.	1,000	10,724
Rinnai Corp.	400	28,698
Sankyo Co. Ltd.	500	21,065
Secom Co. Ltd.	500	25,677
Sega Sammy Holdings, Inc.	500	9,230
Sekisui Chemical Co. Ltd.	4,000	38,796
Sekisui House Ltd.	800	9,261
Seven & I Holdings Co. Ltd.	2,000	58,388
Sharp Corp.	1,000	3,172
Shikoku Electric Power Co., Inc.	500	6,123
Shin-Etsu Chemical Co. Ltd.	1,000	61,495
Shiseido Co. Ltd.	500	6,630
SMC Corp.	400	69,393
Softbank Corp.	2,000	74,118
Sony Corp.	2,400	34,645
Sumitomo Corp.	4,000	48,937
Sumitomo Mitsui Financial Group, Inc.	3,000	120,078
Sumitomo Mitsui Trust Holdings, Inc.	1,000	3,884
Sumitomo Realty & Development Co. Ltd.	1,100	37,205
Suzuki Motor Corp.	700	16,743
T&D Holdings, Inc.	1,500	17,801
Taisho Pharmaceutical Holdings Co. Ltd.	34	2,344
Takeda Pharmaceutical Co. Ltd.	1,800	93,117
Terumo Corp.	300	13,173

Toho Gas Co. Ltd.	4,000	22,095
Tohoku Electric Power Co., Inc.*	1,000	7,735
Tokio Marine Holdings, Inc.	1,500	42,367
Tokyo Electric Power Co., (The), Inc.*	4,300	9,742
Tokyo Electron Ltd.	500	23,196
Tokyo Gas Co. Ltd.	1,000	4,833
Tokyu Corp.	2,600	15,568
Toppan Printing Co. Ltd.	4,000	26,928
Toray Industries, Inc.	4,200	25,873
Toshiba Corp.	10,000	46,068
Toyota Industries Corp.	500	17,855
Toyota Motor Corp.	5,600	287,884
Toyota Tsusho Corp.	500	12,741
Trend Micro, Inc.	100	2,827
Unicharm Corp.	500	28,968
West Japan Railway Co.	300	13,254
Yahoo Japan Corp.	30	12,704
Yakult Honsha Co. Ltd.	500	18,583
Yamaguchi Financial Group, Inc.	4,000	37,372
Yamaha Corp.	600	5,962
Yamaha Motor Co. Ltd.	600	7,172
Yamato Holdings Co. Ltd.	600	10,040

		4,635,899

Luxembourg - 0.0%(b)
Millicom International Cellular SA	65	5,101

Netherlands - 4.6%
Aegon NV	2,397	14,339
Akzo Nobel NV	602	38,456
ASML Holding NV	614	43,704
European Aeronautic Defence & Space Co. NV	1,065	54,476
Fugro NV	314	14,961
Gemalto NV	147	13,384
Heineken Holding NV	750	47,000
Heineken NV	825	61,598
ING Groep NV*	7,911	63,601
Koninklijke Ahold NV	2,658	38,172
Koninklijke DSM NV	352	20,606
Koninklijke KPN NV	3,407	11,627
Koninklijke Philips Electronics NV	2,064	58,528
Randstad Holding NV	502	21,343
Royal Dutch Shell PLC, Class A	7,598	250,127
Royal Dutch Shell PLC, Class B	5,240	176,755
Tenaris SA	408	8,395
TNT Express NV	1,000	7,572
Unilever NV	3,453	133,935

		1,078,579

New Zealand - 0.1%
Contact Energy Ltd.*	2,520	11,229
Fletcher Building Ltd.	964	7,292

		18,521

Norway - 1.0%
Arcelormittal	1,797	27,015
DNB ASA	2,961	44,100
Seadrill Ltd.	1,047	38,100
Statoil ASA	2,207	54,861
Telenor ASA	2,346	50,510
Yara International ASA	392	18,737

		233,323

Portugal - 0.2%
Galp Energia SGPS SA, Class B	1,164	17,962
Jeronimo Martins SGPS SA	1,000	19,930

		37,892

Singapore - 1.8%
Capitaland Ltd.	5,100	16,102
City Developments Ltd.	4,000	36,079
DBS Group Holdings Ltd.	5,000	61,006
Global Logistic Properties Ltd.	23,000	47,174
Golden Agri-Resources Ltd.	9,000	4,724
Hutchison Port Holdings Trust, Class U	39,768	32,212
Jardine Cycle & Carriage Ltd.	300	12,500
Olam International Ltd.	6,000	8,067
Oversea-Chinese Banking Corp. Ltd.	6,000	48,934
SembCorp Industries Ltd.	4,100	17,514
SembCorp Marine Ltd.	4,200	15,227
Singapore Technologies Engineering Ltd.	4,800	16,473
Singapore Telecommunications Ltd.	16,000	44,444
United Overseas Bank Ltd.	4,000	61,628

		422,084

Spain - 2.9%
Acciona SA	183	11,239
Amadeus It Holding SA, Class A	498	12,743
Banco Bilbao Vizcaya Argentaria SA	10,182	98,781
Banco Popular Espanol SA	7,086	6,152
Banco Santander SA	23,608	179,103
Bankia SA*	7,073	3,001
Distribuidora Internacional de Alimentacion SA	1,215	9,491
Enagas SA	650	15,568
Ferrovial SA	1,160	18,188
Gas Natural SDG SA	700	13,887
Iberdrola SA	9,980	49,381
Inditex SA	558	74,780
Red Electrica Corp. SA	348	19,255
Repsol SA	1,657	35,283
Telefonica SA	9,313	121,586
Zardoya Otis SA	502	7,085

		675,523

Sweden - 3.2%
ASSA Abloy AB, Class B	727	28,833
Atlas Copco AB, Class A	1,939	56,365
Atlas Copco AB, Class B	793	20,526
Boliden AB	502	8,523
Hennes & Mauritz AB, Class B	2,061	73,964
Hexagon AB, Class B	732	20,871
Husqvarna AB, Class B	1,492	9,221
Investment AB Kinnevik, Class B	487	11,107
Investor AB, Class B	530	15,529
Lundin Petroleum AB*	497	11,289
Nordea Bank AB	5,350	61,918
Sandvik AB	2,887	46,916
Scania AB, Class B	377	7,846
Securitas AB, Class B	542	5,049
Skandinaviska Enskilda Banken AB, Class A	4,161	43,332
Skanska AB, Class B	558	9,905
SKF AB, Class B	880	21,648
Svenska Handelsbanken AB, Class A	1,388	60,328
Swedbank AB, Class A	2,438	58,618
Swedish Match AB	665	21,778
Telefonaktiebolaget LM Ericsson, Class B	6,384	77,438
Teliasonera AB	5,431	37,268
Volvo AB, Class B	3,677	55,149

		763,421

Switzerland - 9.6%
ABB Ltd.*	4,801	109,665
Adecco SA*	180	10,265
Aryzta AG*	150	8,618
Baloise Holding AG	403	36,160
Cie Financiere Richemont SA	1,090	87,626
Credit Suisse Group AG*	2,774	74,315
Geberit AG*	80	19,341
Givaudan SA*	11	13,144
Glencore International PLC	7,306	42,949
Holcim Ltd.*	512	41,378
Julius Baer Group Ltd.*	452	17,129
Kuehne + Nagel International AG	120	13,801
Lonza Group AG*	110	6,871
Nestle SA	6,029	421,316
Novartis AG	4,675	317,469
Pargesa Holding SA	252	18,000

Roche Holding AG	1,428	327,101
Schindler Holding AG	219	32,945
Schindler Holding AG Participation Certificates	105	16,266
SGS SA	10	25,413
Sika AG	5	12,408
Sonova Holding AG*	110	13,168
Sulzer AG	38	6,653
Swatch Group AG (The)	84	47,767
Swiss Life Holding AG*	158	25,926
Swiss Re AG	645	51,577
Swisscom AG	50	22,746
Syngenta AG	208	88,344
Transocean Ltd.*	750	39,464
UBS AG*	7,304	115,564
Wolseley PLC	422	19,891
Xstrata PLC	4,406	77,703
Zurich Insurance Group AG*	342	93,591

		2,254,574

United Kingdom - 18.5%
3i Group PLC	2,407	11,700
Aggreko PLC	282	7,256
Anglo American PLC	2,980	86,890
Antofagasta PLC	332	5,505
ARM Holdings PLC	3,024	43,811
Associated British Foods PLC	342	9,609
AstraZeneca PLC	2,693	122,379
Aviva PLC	7,467	40,418
Babcock International Group PLC	373	6,072
BAE Systems PLC	9,414	50,714
Barclays PLC	23,930	111,451
BG Group PLC	6,996	123,699
BHP Billiton PLC	4,354	137,984
BP PLC	38,747	261,989
British American Tobacco PLC	4,058	211,436
British Land Co. PLC REIT	2,239	19,276
British Sky Broadcasting Group PLC	3,039	39,211
BT Group PLC, Class A	16,272	66,083
Burberry Group PLC	898	18,745
Capita PLC	792	9,894
Carnival PLC	257	9,661
Centrica PLC	10,804	57,710
Cobham PLC	979	3,437
Compass Group PLC	4,685	56,895
Diageo PLC	5,295	159,050
Eurasian Natural Resources Corp. PLC	1,000	5,134
Fresnillo PLC	502	11,827
G4s PLC	1,020	4,489
GKN PLC	3,497	14,483
GlaxoSmithKline PLC	10,121	223,557
Hammerson PLC REIT	1,114	8,355
HSBC Holdings PLC	36,252	402,244
IMI PLC	353	6,549
Imperial Tobacco Group PLC	2,260	81,942
Intercontinental Hotels Group PLC	319	9,263
Intertek Group PLC	135	6,838
Invensys PLC	1,994	10,833
Investec PLC	1,418	10,313
ITV PLC	3,943	7,429
J Sainsbury PLC	1,545	8,105
Johnson Matthey PLC	478	16,679
Kazakhmys PLC	502	4,714
Kingfisher PLC	4,018	16,885
Land Securities Group PLC REIT	2,209	27,798
Legal & General Group PLC	7,933	19,268
Lloyds Banking Group PLC*	86,945	71,846
Marks & Spencer Group PLC	2,562	14,431
Meggitt PLC	625	4,310
National Grid PLC	7,795	86,267
Next PLC	263	16,753
Old Mutual PLC	7,087	21,772
Pearson PLC	2,154	37,742
Prudential PLC	6,204	92,377
Randgold Resources Ltd.	150	12,482
Reckitt Benckiser Group PLC	1,463	98,300
Reed Elsevier PLC	2,440	26,245
Rexam PLC	1,794	14,003
Rio Tinto PLC	2,713	145,740
Rolls-Royce Holdings PLC*	5,294	82,562

Royal Bank of Scotland Group PLC*	4,767	23,424
SABMiller PLC	2,239	111,310
Sage Group PLC (The)	1,842	9,501
Segro PLC REIT	1,014	3,936
Serco Group PLC	407	3,522
Severn Trent PLC	502	12,330
Smith & Nephew PLC	1,598	17,140
Smiths Group PLC	572	10,942
SSE PLC	2,229	48,897
Standard Chartered PLC	5,373	146,395
Standard Life PLC	2,482	13,273
Subsea 7 SA	382	9,030
Tate & Lyle PLC	1,274	15,703
Tesco PLC	16,904	94,782
TUI Travel PLC	3,492	16,809
Tullow Oil PLC	2,045	37,663
Unilever PLC	3,189	127,140
Vedanta Resources PLC	502	8,956
Vodafone Group PLC	98,923	248,444
Weir Group PLC (The)	537	19,096
Whitbread PLC	502	19,214
WM Morrison Supermarkets PLC	3,134	12,343
WPP PLC	3,234	51,711

		4,353,971

TOTAL COMMON STOCKS (Cost $21,295,520)		22,899,671

PREFERRED STOCKS - 0.7%
Germany - 0.7%
Henkel AG & Co. KGaA	705	62,137
Porsche Automobil Holding SE	297	23,548
RWE AG - Non Vote	471	16,879
Volkswagen AG	298	65,070

		167,634

TOTAL PREFERRED STOCKS (Cost $147,941)		167,634

TOTAL INVESTMENTS - 98.0% (Cost $21,443,461)(c)		23,067,305
Other assets less liabilities - 2.0%		468,744

NET ASSETS - 100.0%		$23,536,049

INDUSTRY BREAKDOWN AS OF FEBRUARY 28, 2013 (UNAUDITED)

	Value	% of Net Assets
Financial	$5,754,157	24.4%
Consumer, Non-cyclical	5,310,457	22.6
Consumer, Cyclical	2,839,907	12.1
Industrial	2,712,690	11.5
Basic Materials	1,913,351	8.1
Energy	1,622,254	6.9
Communications	1,506,766	6.4
Utilities	860,167	3.7
Technology	469,559	2.0
Diversified	77,997	0.3

TOTAL INVESTMENTS	23,067,305	98.0
Other assets less liabilities	468,744	2.0

NET ASSETS	$23,536,049	100.0%

As of February 28, 2013, the Fund had the following futures contracts open:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation(1)
E-mini MSCI Emerging Markets Index Futures	4	$331,780	3/15/2013	$6,715

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2013.

For the nine-month period ended February 28, 2013 the average monthly volume of futures contracts was $183,131 at contract value.

As of February 28, 2013, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
HSBC	3/5/2013	AUD	974,000	USD	1,013,759	$19,258
JP Morgan & Chase Co.	3/5/2013	AUD	974,000	USD	1,013,687	19,186
The Bank of New York Mellon	3/5/2013	AUD	22,000	USD	22,862	399

HSBC	3/5/2013	CHF	955,000	USD	1,049,145	30,210
JP Morgan & Chase Co.	3/5/2013	CHF	955,000	USD	1,049,172	30,237
The Bank of New York Mellon	3/5/2013	CHF	30,000	USD	33,202	1,194
HSBC	3/5/2013	DKK	824,000	USD	149,948	5,672
JP Morgan & Chase Co.	3/5/2013	DKK	824,000	USD	149,947	5,671
HSBC	3/5/2013	EUR	2,539,000	USD	3,446,972	132,055
JP Morgan & Chase Co.	3/5/2013	EUR	2,539,000	USD	3,446,992	132,075
The Bank of New York Mellon	3/5/2013	EUR	50,000	USD	68,402	3,122
HSBC	3/5/2013	GBP	1,640,000	USD	2,599,671	111,769
JP Morgan & Chase Co.	3/5/2013	GBP	1,640,000	USD	2,599,707	111,805
The Bank of New York Mellon	3/5/2013	GBP	6,000	USD	9,108	6
HSBC	3/5/2013	HKD	2,880,000	USD	371,384	31
JP Morgan & Chase Co.	3/5/2013	HKD	2,880,000	USD	371,385	31
The Bank of New York Mellon	3/5/2013	HKD	160,000	USD	20,632	1
HSBC	3/5/2013	ILS	169,000	USD	45,425	(72)
JP Morgan & Chase Co.	3/5/2013	ILS	169,000	USD	45,429	(69)
HSBC	3/5/2013	JPY	205,217,000	USD	2,249,111	35,025
JP Morgan & Chase Co.	3/5/2013	JPY	205,217,000	USD	2,249,109	35,023
HSBC	3/5/2013	NOK	606,000	USD	110,570	5,028
JP Morgan & Chase Co.	3/5/2013	NOK	606,000	USD	110,563	5,021
HSBC	3/5/2013	NZD	11,000	USD	9,227	136
JP Morgan & Chase Co.	3/5/2013	NZD	11,000	USD	9,226	135
HSBC	3/5/2013	SEK	2,374,000	USD	372,856	5,827
JP Morgan & Chase Co.	3/5/2013	SEK	2,374,000	USD	372,842	5,813
HSBC	3/5/2013	SGD	251,000	USD	202,778	98
JP Morgan & Chase Co.	3/5/2013	SGD	251,000	USD	202,769	88
HSBC	3/5/2013	USD	26,010	AUD	25,000	(484)
HSBC	3/5/2013	USD	971,466	AUD	949,000	(2,491)
HSBC	3/5/2013	USD	43,990	CHF	40,000	(1,312)
HSBC	3/5/2013	USD	980,513	CHF	915,000	(4,256)
HSBC	3/5/2013	USD	144,488	DKK	824,000	(212)
HSBC	3/5/2013	USD	81,499	EUR	60,000	(3,164)
HSBC	3/5/2013	USD	3,240,940	EUR	2,479,000	(4,359)
HSBC	3/5/2013	USD	2,489,425	GBP	1,640,000	(1,523)
HSBC	3/5/2013	USD	21,277	HKD	165,000	(1)
HSBC	3/5/2013	USD	350,105	HKD	2,715,000	(28)
HSBC	3/5/2013	USD	45,504	ILS	169,000	(7)
HSBC	3/5/2013	USD	2,224,346	JPY	205,217,000	(10,260)
HSBC	3/5/2013	USD	105,909	NOK	606,000	(367)
HSBC	3/5/2013	USD	9,120	NZD	11,000	(29)
HSBC	3/5/2013	USD	368,311	SEK	2,374,000	(1,282)
HSBC	3/5/2013	USD	202,788	SGD	251,000	(107)
JP Morgan & Chase Co.	3/5/2013	USD	997,057	AUD	974,000	(2,556)
JP Morgan & Chase Co.	3/5/2013	USD	1,023,373	CHF	955,000	(4,438)
JP Morgan & Chase Co.	3/5/2013	USD	144,487	DKK	824,000	(211)
JP Morgan & Chase Co.	3/5/2013	USD	3,319,385	EUR	2,539,000	(4,467)
JP Morgan & Chase Co.	3/5/2013	USD	2,489,423	GBP	1,640,000	(1,522)
JP Morgan & Chase Co.	3/5/2013	USD	371,383	HKD	2,880,000	(30)
JP Morgan & Chase Co.	3/5/2013	USD	45,505	ILS	169,000	(8)
JP Morgan & Chase Co.	3/5/2013	USD	2,224,345	JPY	205,217,000	(10,259)
JP Morgan & Chase Co.	3/5/2013	USD	105,909	NOK	606,000	(367)
JP Morgan & Chase Co.	3/5/2013	USD	9,120	NZD	11,000	(29)
JP Morgan & Chase Co.	3/5/2013	USD	368,312	SEK	2,374,000	(1,283)
JP Morgan & Chase Co.	3/5/2013	USD	202,790	SGD	251,000	(110)
The Bank of New York Mellon	3/5/2013	USD	22,521	AUD	22,000	(58)
The Bank of New York Mellon	3/5/2013	USD	32,148	CHF	30,000	(140)
The Bank of New York Mellon	3/5/2013	USD	6,524	EUR	5,000	4
The Bank of New York Mellon	3/5/2013	USD	58,831	EUR	45,000	(79)
The Bank of New York Mellon	3/5/2013	USD	9,084	GBP	6,000	18
The Bank of New York Mellon	3/5/2013	USD	20,632	HKD	160,000	(2)
HSBC	4/3/2013	AUD	1,039,000	USD	1,061,238	2,798
JP Morgan & Chase Co.	4/3/2013	AUD	1,039,000	USD	1,061,239	2,799
HSBC	4/3/2013	CHF	992,000	USD	1,063,341	4,614
JP Morgan & Chase Co.	4/3/2013	CHF	992,000	USD	1,063,347	4,621
HSBC	4/3/2013	DKK	832,000	USD	145,940	206
JP Morgan & Chase Co.	4/3/2013	DKK	832,000	USD	145,937	203
HSBC	4/3/2013	EUR	2,556,000	USD	3,342,269	4,429
JP Morgan & Chase Co.	4/3/2013	EUR	2,556,000	USD	3,342,277	4,437
HSBC	4/3/2013	GBP	1,672,000	USD	2,537,574	1,564
JP Morgan & Chase Co.	4/3/2013	GBP	1,672,000	USD	2,537,576	1,566
HSBC	4/3/2013	HKD	2,959,000	USD	381,615	25
JP Morgan & Chase Co.	4/3/2013	HKD	2,959,000	USD	381,613	23
HSBC	4/3/2013	ILS	172,000	USD	46,262	9
JP Morgan & Chase Co.	4/3/2013	ILS	172,000	USD	46,263	10
HSBC	4/3/2013	JPY	213,455,000	USD	2,314,036	10,624
JP Morgan & Chase Co.	4/3/2013	JPY	213,455,000	USD	2,314,041	10,629
HSBC	4/3/2013	NOK	626,000	USD	109,285	381
JP Morgan & Chase Co.	4/3/2013	NOK	626,000	USD	109,283	379
HSBC	4/3/2013	NZD	11,000	USD	9,102	29

JP Morgan & Chase Co.	4/3/2013	NZD	11,000	USD	9,102	29
HSBC	4/3/2013	SEK	2,515,000	USD	389,926	1,358
JP Morgan & Chase Co.	4/3/2013	SEK	2,515,000	USD	389,921	1,352
HSBC	4/3/2013	SGD	260,000	USD	210,056	110
JP Morgan & Chase Co.	4/3/2013	SGD	260,000	USD	210,055	108
HSBC	4/3/2013	USD	71,524	AUD	70,000	(214)
HSBC	4/3/2013	USD	48,240	CHF	45,000	(213)
HSBC	4/3/2013	USD	6,144	DKK	35,000	(13)
HSBC	4/3/2013	USD	196,302	EUR	150,000	(420)
HSBC	4/3/2013	USD	83,514	GBP	55,000	(93)
HSBC	4/3/2013	USD	42,565	HKD	330,000	(9)
HSBC	4/3/2013	USD	96,994	JPY	8,950,000	(414)
HSBC	4/3/2013	USD	5,237	NOK	30,000	(18)
HSBC	4/3/2013	USD	26,340	SEK	170,000	(74)
HSBC	4/3/2013	USD	20,210	SGD	25,000	(23)

						$690,168

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2013.

For the nine-month period ended February 28, 2013 the average monthly volume of forward foreign currency contracts was $14,873,839 at market value.

Currency Abbreviations
AUD - Australian Dollar
CHF - Swiss Franc
DKK - Danish Krone
EUR - Euro
GBP - Pound Sterling
HKD - Hong Kong Dollar
ILS - Israeli New Sheqel
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
SGD - Singapore Dollar
USD - U.S. Dollar
*	Non-income producing security.
(a)	Affiliated company. The Sub-Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

	5/31/2012	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Fair Value 2/28/2013	Dividend Income
Deutsche Bank AG	$104,799	$—	$(6,422)	$(12,324)	$(1,897)	$84,156	$2,714

(b)	Less than 0.1%.
(c)	At February 28,2013, the aggregate cost of investments for Federal income tax purposes was $21,555,430. The net unrealized appreciation was $1,511,875 which consisted of aggregate gross unrealized appreciation of $2,221,462 and aggregate gross unrealized depreciation of $709,587.

REIT - Real Estate Investment Trust.

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Emerging Markets Hedged Equity Fund

February 28, 2013 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 91.4%
Brazil - 5.8%
Banco Bradesco SA	600	$10,676
Banco do Brasil SA	700	9,315
Banco Santander Brasil SA	1,000	7,265
BM&FBovespa SA	2,300	15,582
BR Malls Participacoes SA	900	11,640
BRF - Brasil Foods SA	800	17,358
CCR SA	1,600	16,045
Centrais Eletricas Brasileiras SA	800	2,809
Cia Siderurgica Nacional SA	900	4,547
Cielo SA	480	14,412
Cosan SA Industria e Comercio	200	4,715
CPFL Energia SA	400	4,078
Duratex SA	400	3,344
Ecorodovias Infraestrutura e Logistica SA	400	3,470
EDP - Energias do Brasil SA	300	1,820
Embraer SA	1,300	10,981
JBS SA*	900	3,119
Localiza Rent a Car SA	200	3,793
Lojas Renner SA	200	7,614
Multiplan Empreendimentos Imobiliarios SA	100	2,862
Natura Cosmeticos SA	400	10,326
OGX Petroleo e Gas Participacoes SA*	1,500	2,387
Oi SA	39	166
PDG Realty SA Empreendimentos e Participacoes	1,700	2,757
Petroleo Brasileiro SA	3,600	26,354
Souza Cruz SA	300	4,788
Tim Participacoes SA	1,000	4,370
Totvs SA	200	4,421
Tractebel Energia SA	200	3,536
Ultrapar Participacoes SA	600	15,551
Vale SA	1,600	30,555

		260,656

Chile - 2.0%
AES Gener SA	5,200	3,574
Banco de Credito e Inversiones	103	8,010
Banco Santander Chile	60,375	4,382
Capital SA	100	3,597
Cencosud SA	1,355	8,468
Colbun SA*	10,500	3,299
Corpbanca*	190,700	2,804
E.CL SA	1,100	2,489
Empresa Nacional de Electricidad SA	5,337	9,073
Empresas CMPC SA	1,950	7,523
Empresas COPEC SA	532	8,209
Enersis SA	22,969	8,776
ENTEL Chile SA	200	4,220
Lan Airlines SA	384	9,158
SACI Falabella	460	5,369

		88,951

China - 18.3%
Agile Property Holdings Ltd.	1,800	2,326
Agricultural Bank of China Ltd., Class H	20,000	10,315
Air China Ltd., Class H	3,100	2,510
Angang Steel Co. Ltd., Class H*	2,900	1,952
Anhui Conch Cement Co. Ltd., Class H	2,500	9,139
Anta Sports Products Ltd.	5,000	4,732
Bank of China Ltd., Class H	100,000	47,192
Bank of Communications Co. Ltd., Class H	11,000	8,709
Beijing Enterprises Holdings Ltd.	900	6,881
Belle International Holdings Ltd., Class A	5,000	9,206
Brilliance China Automotive Holdings Ltd.*	3,400	4,691
Byd Co. Ltd., Class H*	1,600	5,673
China Citic Bank Corp. Ltd., Class H	10,000	6,421
China Coal Energy Co. Ltd., Class H	8,000	7,932
China Communications Construction Co. Ltd., Class H	6,000	5,678
China Construction Bank Corp., Class H	84,000	69,318
China Life Insurance Co. Ltd., Class H	9,000	27,039
China Longyuan Power Group Corp., Class H	9,000	8,204
China Mengniu Dairy Co. Ltd.	2,000	5,583
China Merchants Bank Co. Ltd., Class H	4,500	9,759

China Minsheng Banking Corp. Ltd., Class H	8,500	11,837
China Mobile Ltd.	6,000	66,107
China National Building Material Co. Ltd., Class H	6,000	9,160
China Overseas Land & Investment Ltd.	6,000	18,219
China Pacific Insurance Group Co. Ltd., Class H	2,400	8,850
China Petroleum & Chemical Corp., Class H	20,000	22,745
China Resources Cement Holdings Ltd.	3,300	2,093
China Resources Enterprise Ltd.	2,000	6,499
China Resources Power Holdings Co. Ltd.	2,900	7,834
China Shanshui Cement Group Ltd.	10,000	7,156
China Shenhua Energy Co. Ltd., Class H	4,000	15,163
China State Construction International Holdings Ltd.	2,900	4,068
China Telecom Corp. Ltd., Class H	18,000	9,330
China Unicom Hong Kong Ltd.	4,000	5,766
CNOOC Ltd.	19,000	37,336
Country Garden Holdings Co. Ltd.*	19,129	9,817
Dongfeng Motor Group Co. Ltd., Class H	6,000	8,789
ENN Energy Holdings Ltd.	900	4,520
Fosun International Ltd.	12,500	8,139
GOME Electrical Appliances Holding Ltd.*	13,000	1,442
Guangdong Investment Ltd.	6,100	5,246
Hengan International Group Co. Ltd.	500	5,074
Industrial & Commercial Bank of China, Class H	70,000	50,273
Intime Department Store Group Co. Ltd.	1,700	2,085
Kunlun Energy Co. Ltd.	4,000	8,293
Lee & Man Paper Manufacturing Ltd.	17,000	12,735
Lenovo Group Ltd.	8,000	8,933
Longfor Properties Co. Ltd.	3,200	5,669
Minmetals Resources Ltd.*	4,000	1,769
Nine Dragons Paper Holdings Ltd.	8,000	7,613
Parkson Retail Group Ltd.	7,000	4,549
PetroChina Co. Ltd., Class H	30,000	41,235
PICC Property & Casualty Co. Ltd., Class H	6,000	8,618
Ping An Insurance Group Co., Class H	2,000	16,736
Poly Hong Kong Investments Ltd.*	8,000	5,715
Shanghai Industrial Holdings Ltd.	3,000	9,786
Shougang Fushan Resources Group Ltd.	4,900	2,161
Sinopharm Group Co. Ltd., Class H	900	2,843
Soho China Ltd.	12,000	9,330
Tencent Holdings Ltd.	1,300	44,956
Tingyi Cayman Islands Holding Corp.	4,000	10,496
Tsingtao Brewery Co. Ltd., Class H	800	5,008
Uni-President China Holdings Ltd.	5,900	7,265
Want Want China Holdings Ltd.	11,000	15,431
Wumart Stores, Inc., Class H	2,300	4,508
Yanzhou Coal Mining Co. Ltd., Class H	4,000	6,199
Zhongsheng Group Holdings Ltd.	3,100	4,797

		825,453

Colombia - 1.2%
Almacenes Exito SA	200	3,862
BanColombia SA, ADR	200	12,988
Cementos Argos SA	500	2,566
Ecopetrol SA, ADR	300	17,265
Grupo de Inversiones Suramericana SA	450	9,598
Interconexion Electrica SA ESP	800	4,326
Isagen SA ESP	3,800	5,356

		55,961

Czech Republic - 0.2%
CEZ AS	200	6,025
Telefonica Czech Republic AS	100	1,654

		7,679

Egypt - 0.2%
Orascom Construction Industries*	222	8,527

Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	78	5,993

India - 6.7%
Axis Bank Ltd. GDR	1,300	32,435
Dr Reddy’s Laboratories Ltd., ADR	1,100	35,860
HDFC Bank Ltd., ADR	1,300	49,465
ICICI Bank Ltd., ADR	800	33,536
Infosys Ltd., ADR	400	21,572
Larsen & Toubro Ltd. GDR	1,200	30,780
Reliance Industries Ltd. GDR, 144A	1,500	45,300
Sterlite Industries India Ltd., ADR	2,200	15,510
Tata Motors Ltd., ADR	600	16,284
Wipro Ltd., ADR	2,200	21,120

		301,862

Indonesia - 3.4%
Adaro Energy Tbk PT	29,500	4,793
Astra Agro Lestari Tbk PT	1,000	1,909
Astra International Tbk PT	25,000	20,567
Bank Central Asia Tbk PT	14,500	16,505
Bank Danamon Indonesia Tbk PT	14,000	9,127
Bank Mandiri Persero Tbk PT	12,500	13,000
Bank Negara Indonesia Persero Tbk PT	9,500	4,522
Bank Rakyat Indonesia Persero Tbk PT	13,500	13,202
Bumi Resources Tbk PT	20,000	1,697
Charoen Pokphand Indonesia Tbk PT	17,900	8,151
Gudang Garam Tbk PT	900	4,498
Indo Tambangraya Megah Tbk PT	1,400	5,831
Indosat Tbk PT	6,500	4,271
Perusahaan Gas Negara Persero Tbk PT	21,500	10,679
Semen Gresik Persero Tbk PT	4,000	7,182
Telekomunikasi Indonesia Tbk PT	12,000	13,349
Unilever Indonesia Tbk PT	2,000	4,729
United Tractors Tbk PT	4,000	7,989
XL Axiata Tbk PT	4,400	2,482

		154,483

Malaysia - 3.6%
AirAsia Bhd	3,100	2,919
AMMB Holdings Bhd	2,200	4,499
Axiata Group Bhd	3,300	6,834
British American Tobacco Malaysia Bhd	200	3,948
CIMB Group Holdings Bhd	5,800	13,513
DiGi.Com Bhd	4,000	5,915
Genting Bhd	6,600	13,147
Hong Leong Bank Bhd	700	3,302
IOI Corp. Bhd	5,700	9,037
Kuala Lumpur Kepong Bhd	700	4,698
Lafarge Malayan Cement Bhd	1,300	4,105
Malayan Banking Bhd	3,900	11,547
Malaysia Marine & Heavy Engineering Holdings Bhd	1,200	1,573
Maxis Bhd	2,900	5,977
MMC Corp. Bhd	3,300	2,680
Petronas Chemicals Group Bhd	4,300	8,835
Petronas Dagangan Bhd	600	4,566
Petronas Gas Bhd	1,000	5,928
Public Bank Bhd	2,300	11,982
RHB Capital Bhd	900	2,286
Sime Darby Bhd	3,300	9,834
Telekom Malaysia Bhd	2,400	4,131
Tenaga Nasional Bhd	4,400	9,881
UMW Holdings Bhd	1,300	5,384
YTL Corp. Bhd	6,293	3,360
YTL Power International Bhd	4,300	2,115

		161,996

Mexico - 4.9%
Alfa SAB de CV, Class A	4,000	9,739
America Movil SAB de CV	38,500	40,326
Arca Continental SAB de CV	1,000	7,537
Cemex SAB de CV*	12,688	13,638
Coca-Cola Femsa SAB de CV	400	6,765
Fomento Economico Mexicano SAB de CV	2,300	25,750
Grupo Bimbo SAB de CV	2,200	5,975
Grupo Carso SAB de CV	900	4,371
Grupo Financiero Banorte SAB de CV, Class O	2,200	16,346
Grupo Financiero Inbursa SA, Class O	4,200	11,852
Grupo Mexico SAB de CV	4,611	18,126
Grupo Modelo SAB de CV	900	8,064
Grupo Televisa SAB de CV	2,800	15,046
Industrias Penoles SAB de CV	270	12,472
Minera Frisco SAB de CV*	800	3,382
Wal-Mart de Mexico SAB de CV	7,500	23,579

		222,968

Peru - 0.8%
Cia de Minas Buenaventura SA, Class B, ADR	300	7,686
Credicorp Ltd.	100	14,998
Southern Copper Corp.	304	11,488

		34,172

Philippines - 1.1%
Aboitiz Power Corp.	4,600	4,355
Ayala Land, Inc.	8,700	6,847
Bank of the Philippine Islands	2,300	5,996
BDO Unibank, Inc.*	2,369	5,768
Energy Development Corp.	20,200	3,766
Metropolitan Bank & Trust	1,900	5,327
Philippine Long Distance Telephone Co.	100	7,182
San Miguel Corp.	1,900	5,790
SM Investments Corp.	200	5,135

		50,166

Poland - 1.4%
Bank Pekao SA	163	8,229
Enea SA	400	1,951
Grupa Lotos SA*	200	2,629
Kernel Holding SA*	100	2,049
KGHM Polska Miedz SA	167	9,498
PGE SA	1,094	5,589
Polski Koncern Naftowy Orlen SA*	521	8,798
Powszechna Kasa Oszczednosci Bank Polski SA	746	8,358
Powszechny Zaklad Ubezpieczen SA	70	8,877
Synthos SA	1,600	2,785
Tauron Polska Energia SA	1,300	1,800
Telekomunikacja Polska SA	1,489	3,187

		63,750

Russia - 6.0%
Gazprom OAO, ADR	2,800	24,920
LSR Group GDR	3,563	16,903
Lukoil OAO, ADR	600	38,820
Magnit OJSC GDR	173	7,339
Mechel, ADR	100	549
MMC Norilsk Nickel OJSC, ADR	1,892	33,242
Mobile Telesystems OJSC, ADR	400	8,276
NovaTek OAO GDR	286	33,176
Novolipetsk Steel OJSC GDR	194	3,723
Rosneft Oil Co. GDR	5,500	43,642
Severstal OAO GDR	300	3,363
Sistema JSFC GDR	336	6,606
Surgutneftegas OJSC, ADR	1,700	16,048
Tatneft, ADR	400	16,640
TMK OAO GDR	189	2,818
VTB Bank OJSC GDR	5,000	18,140

		274,205

South Africa - 6.0%
AngloGold Ashanti Ltd., ADR	2,000	48,480
Gold Fields Ltd., ADR	5,300	43,937
Harmony Gold Mining Co. Ltd., ADR	3,700	22,866
Impala Platinum Holdings Ltd., ADR	2,100	32,046
Sappi Ltd., ADR*	8,000	25,040
Sasol Ltd., ADR	2,200	94,050
Sibanye Gold Ltd., ADR*	1,325	7,500

		273,919

South Korea - 15.5%
Amorepacific Corp.	5	4,728
Celltrion, Inc.	328	8,144
Cheil Industries, Inc.	81	6,598
Daewoo Engineering & Construction Co. Ltd.*	300	2,518
Daewoo International Corp.	100	3,542
DGB Financial Group, Inc.	200	3,001
Doosan Corp.	26	3,097
Doosan Heavy Industries & Construction Co. Ltd.	100	4,050
Doosan Infracore Co. Ltd.*	100	1,459
E-Mart Co. Ltd.	27	5,511
GS Engineering & Construction Corp.	46	2,328
Hana Financial Group, Inc.	280	10,447
Hankook Tire Co. Ltd.	81	3,688
Hanwha Corp.	100	3,223
Honam Petrochemical Corp.	25	5,495
Hynix Semiconductor, Inc.*	600	14,684
Hyundai Department Store Co. Ltd.	18	2,510
Hyundai Engineering & Construction Co. Ltd.	129	8,148
Hyundai Heavy Industries Co. Ltd.	50	9,905
Hyundai Merchant Marine Co. Ltd.*	100	1,644
Hyundai Mipo Dockyard	18	1,962
Hyundai Mobis	81	23,414
Hyundai Motor Co.	195	39,258
Hyundai Steel Co.	92	7,230
Hyundai Wia Corp.	23	3,377
Kangwon Land, Inc.	100	3,034
KB Financial Group, Inc.	502	18,312

KIA Motors Corp.	365	18,843
Korea Electric Power Corp.*	370	11,156
Korea Exchange Bank*	400	2,807
Korea Gas Corp.	100	6,603
Korea Kumho Petrochemical	14	1,416
Korea Life Insurance Co. Ltd.	400	2,674
Korean Air Lines Co. Ltd.*	100	4,082
KT&G Corp.	165	11,764
LG Chem Ltd.	55	15,060
LG Corp.	133	8,094
LG Display Co. Ltd.*	320	9,028
LG Electronics, Inc.	117	8,460
LG Household & Health Care Ltd.	13	7,456
LG Uplus Corp.*	600	4,710
Lotte Shopping Co. Ltd.	22	7,904
LS Corp.	89	7,192
NCSoft Corp.	20	2,641
Neo Holdings Co. Ltd.*	26	—
NHN Corp.	57	13,844
OCI Co. Ltd.	26	4,166
POSCO	78	25,464
Samsung C&T Corp.	149	9,109
Samsung Card Co.	100	3,597
Samsung Electro-Mechanics Co. Ltd.	103	9,085
Samsung Electronics Co. Ltd.	131	186,792
Samsung Engineering Co. Ltd.	44	6,258
Samsung Fire & Marine Insurance Co. Ltd.	49	10,317
Samsung Heavy Industries Co. Ltd.	240	8,566
Samsung Life Insurance Co. Ltd.	117	11,238
Samsung SDI Co. Ltd.	55	7,060
Shinhan Financial Group Co. Ltd.	510	20,088
SK C&C Co. Ltd.	25	2,378
SK Holdings Co. Ltd.	53	8,615
SK Innovation Co. Ltd.	99	16,274
SK Networks Co. Ltd.	300	2,214
SK Telecom Co. Ltd., ADR	200	3,634
S-Oil Corp.	74	6,827
Woongjin Coway Co. Ltd.*	100	4,604
Woori Finance Holdings Co. Ltd.	760	9,230

		700,557

Taiwan - 10.4%
Advanced Semiconductor Engineering, Inc., ADR	14,121	58,320
AU Optronics Corp., ADR*	10,100	43,834
Chunghwa Telecom Co. Ltd., ADR	2,000	62,040
Hon Hai Precision Industry Co. Ltd. GDR	20,445	114,799
Siliconware Precision Industries Co., ADR	8,200	43,378
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6,200	113,149
United Microelectronics Corp., ADR	18,800	34,780

		470,300

Thailand - 1.8%
Bangkok Bank PCL, NVDR	1,700	12,514
Bank of Ayudhya PCL, NVDR	3,400	3,943
Indorama Ventures PCL, NVDR	1,900	1,520
IRPC PCL, NVDR	16,900	2,420
Kasikornbank PCL, NVDR	2,300	16,390
Krung Thai Bank PCL, NVDR	5,200	4,457
PTT Exploration & Production PCL, NVDR	1,800	9,560
PTT PCL, NVDR	900	10,588
Siam Commercial Bank PCL, NVDR	2,900	17,351
Thai Oil PCL, NVDR	1,300	3,059

		81,802

Turkey - 2.0%
Akbank TAS	2,182	10,602
Arcelik AS	600	3,802
Bim Birlesik Magazalar AS	198	9,384
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	1,700	2,760
Enka Insaat ve Sanayi AS	1,120	3,412
Eregli Demir ve Celik Fabrikalari TAS	1,725	2,224
Haci Omer Sabanci Holding AS	700	3,814
Turk Hava Yollari*	1,320	5,474
Turk Telekomunikasyon AS	600	2,475
Turkcell Iletisim Hizmetleri AS*	1,768	11,745
Turkiye Garanti Bankasi AS	2,508	11,990
Turkiye Halk Bankasi AS	400	3,958
Turkiye Is Bankasi, Class C	3,168	11,306
Turkiye Vakiflar Bankasi Tao, Class D	1,300	3,989
Yapi ve Kredi Bankasi AS*	1,200	3,389

		90,324

TOTAL COMMON STOCKS
(Cost $4,307,480)		4,133,724

PREFERRED STOCKS - 7.1%
Brazil - 6.4%
AES Tiete SA	200	2,060
Banco Bradesco SA	2,300	41,041
Bradespar SA	500	7,338
Braskem SA	200	1,473
Cia Brasileira de Distribuicao Grupo Pao de Acucar	200	10,023
Cia de Bebidas das Americas	900	39,921
Cia Energetica de Minas Gerais	750	8,877
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	100	604
Gerdau SA	1,000	8,311
Itau Unibanco Holding SA	2,700	47,838
Itausa - Investimentos Itau SA	3,080	16,105
Klabin SA	900	6,052
Metalurgica Gerdau SA, Class A	500	5,292
Oi SA	400	1,485
Petroleo Brasileiro SA	4,600	38,601
Telefonica Brasil SA	500	13,171
Vale SA	2,200	40,623

		288,815

Chile - 0.2%
Sociedad Quimica y Minera de Chile SA, Class B	165	9,157

Colombia - 0.0%
Grupo Argos SA	155	1,941

South Korea - 0.5%
Samsung Electronics Co. Ltd.	25	20,317

TOTAL PREFERRED STOCKS
(Cost $359,647)		320,230

RIGHTS - 0.0% (a)
Brazil - 0.0% (a)
Cia de Bebidas das Americas*, expires 3/31/13	1	—

Chile - 0.0% (a)
Cencosud SA*, expires 3/31/13	162	126
Enersis SA*, expires 4/26/13	11,576	157

TOTAL RIGHTS
(Cost $0)		283

TOTAL INVESTMENTS - 98.5%
(Cost $4,667,127)(b)
Other assets less liabilities - 1.5%		4,454,237
NET ASSETS - 100.0%		66,961

		$4,521,198

INDUSTRY BREAKDOWN AS OF FEBRUARY 28, 2013 (Unaudited)

	Value	% of Net Assets
Financial	$1,068,085	23.6%
Basic Materials	624,906	13.8
Energy	543,224	12.0
Technology	529,845	11.7
Industrial	393,337	8.7
Communications	382,957	8.5
Consumer, Non-cyclical	366,049	8.1
Consumer, Cyclical	319,577	7.1
Utilities	155,164	3.4
Diversified	71,093	1.6

TOTAL INVESTMENTS	4,454,237	98.5
Other assets less liabilities	66,961	1.5

NET ASSETS	$4,521,198	100.0%

As of February 28, 2013, the Fund had the following futures contracts open:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Depreciation(1)
E-mini MSCI Emerging Markets Index Futures	1	$52,395	3/15/2013	$(280)

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of February 28, 2013.

For the nine-month period ended February 28, 2013 the average monthly volume of futures contracts was $50,111 at contract value.

As of February 28, 2013, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
HSBC	3/5/2013	BRL	562,000	USD	281,632	$(2,113)
JP Morgan & Chase Co.	3/5/2013	BRL	562,000	USD	281,422	(2,322)
JP Morgan & Chase Co.	3/5/2013	CLP	47,241,000	USD	99,875	77
JP Morgan & Chase Co.	3/5/2013	COP	109,898,000	USD	61,645	1,045
JP Morgan & Chase Co.	3/5/2013	CZK	158,000	USD	8,345	304
JP Morgan & Chase Co.	3/5/2013	EGP	52,000	USD	7,788	103
HSBC	3/5/2013	HKD	6,737,000	USD	868,756	73
JP Morgan & Chase Co.	3/5/2013	HUF	1,472,000	USD	6,799	299
HSBC	3/5/2013	IDR	1,403,549,000	USD	143,410	(1,743)
HSBC	3/5/2013	INR	17,831,000	USD	332,616	5,237
JP Morgan & Chase Co.	3/5/2013	MXN	2,979,000	USD	233,741	482
HSBC	3/5/2013	MYR	502,000	USD	161,249	(1,127)
HSBC	3/5/2013	PHP	1,885,000	USD	46,266	(93)
JP Morgan & Chase Co.	3/5/2013	PLN	211,000	USD	67,938	1,559
JP Morgan & Chase Co.	3/5/2013	RUB	7,707,000	USD	255,757	4,412
HSBC	3/5/2013	THB	2,459,000	USD	82,259	(370)
HSBC	3/5/2013	TRY	164,000	USD	92,889	1,778
HSBC	3/5/2013	TWD	14,163,000	USD	479,471	2,044
HSBC	3/5/2013	USD	284,226	BRL	562,000	(481)
HSBC	3/5/2013	USD	868,751	HKD	6,737,000	(68)
HSBC	3/5/2013	USD	145,330	IDR	1,403,549,000	(178)
HSBC	3/5/2013	USD	327,734	INR	17,831,000	(355)
HSBC	3/5/2013	USD	162,503	MYR	502,000	(127)
HSBC	3/5/2013	USD	46,360	PHP	1,885,000	(1)
HSBC	3/5/2013	USD	82,653	THB	2,459,000	(24)
HSBC	3/5/2013	USD	91,170	TRY	164,000	(59)
HSBC	3/5/2013	USD	477,649	TWD	14,163,000	(221)
JP Morgan & Chase Co.	3/5/2013	USD	284,355	BRL	562,000	(611)
JP Morgan & Chase Co.	3/5/2013	USD	99,896	CLP	47,241,000	(98)
JP Morgan & Chase Co.	3/5/2013	USD	60,573	COP	109,898,000	27
JP Morgan & Chase Co.	3/5/2013	USD	8,038	CZK	158,000	3
JP Morgan & Chase Co.	3/5/2013	USD	7,726	EGP	52,000	(41)
JP Morgan & Chase Co.	3/5/2013	USD	6,505	HUF	1,472,000	(6)
JP Morgan & Chase Co.	3/5/2013	USD	233,112	MXN	2,979,000	146
JP Morgan & Chase Co.	3/5/2013	USD	66,460	PLN	211,000	(81)
JP Morgan & Chase Co.	3/5/2013	USD	251,877	RUB	7,707,000	(532)
JP Morgan & Chase Co.	3/5/2013	USD	302,432	ZAR	2,714,000	(1,567)
JP Morgan & Chase Co.	3/5/2013	ZAR	2,714,000	USD	302,609	1,745
HSBC	3/6/2013	KRW	379,859,000	USD	346,360	(4,308)
JP Morgan & Chase Co.	3/6/2013	KRW	379,859,000	USD	348,911	(1,757)
HSBC	3/6/2013	USD	350,803	KRW	379,859,000	(135)
JP Morgan & Chase Co.	3/6/2013	USD	349,598	KRW	379,859,000	1,070
HSBC	4/3/2013	BRL	547,000	USD	275,650	484
JP Morgan & Chase Co.	4/3/2013	BRL	547,000	USD	275,789	623
JP Morgan & Chase Co.	4/3/2013	CLP	48,155,000	USD	101,422	149
JP Morgan & Chase Co.	4/3/2013	COP	106,988,000	USD	58,807	(10)
JP Morgan & Chase Co.	4/3/2013	CZK	154,000	USD	7,836	(3)
JP Morgan & Chase Co.	4/3/2013	EGP	52,000	USD	7,591	78
HSBC	4/3/2013	HKD	6,339,000	USD	817,525	53
JP Morgan & Chase Co.	4/3/2013	HUF	1,375,000	USD	6,055	6
HSBC	4/3/2013	IDR	1,482,691,000	USD	153,311	526
HSBC	4/3/2013	KRW	391,692,000	USD	361,729	781
JP Morgan & Chase Co.	4/3/2013	KRW	391,692,000	USD	360,514	(434)
JP Morgan & Chase Co.	4/3/2013	MXN	2,858,000	USD	222,982	(129)
HSBC	4/3/2013	MYR	501,000	USD	161,712	(10)
HSBC	4/3/2013	PHP	2,027,000	USD	49,852	6
JP Morgan & Chase Co.	4/3/2013	PLN	207,000	USD	65,024	85
HSBC	4/3/2013	THB	2,417,000	USD	81,118	51
HSBC	4/3/2013	TRY	162,000	USD	89,761	93
HSBC	4/3/2013	TWD	13,915,000	USD	469,036	(141)
JP Morgan & Chase Co.	4/3/2013	ZAR	2,454,000	USD	272,384	1,444
HSBC	4/4/2013	INR	16,664,000	USD	306,053	2,164
JP Morgan & Chase Co.	4/4/2013	RUB	7,326,000	USD	238,221	502

						$8,304

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2013.

For the nine-month period ended February 28, 2013 the average monthly volume of forward foreign currency contracts was $4,325,778 at market value.

Currency Abbreviations

BRL CLP COP CZK EGP HKD HUF IDR INR KRW MXN MYR PHP PLN RUB THB TRY TWD USD ZAR

-   Brazilian Real

-   Chilean Peso

-   Colombian Peso

-   Czech Kronua

-   Egyptian Pound

-   Hong Kong Dollar

-   Hungarian Forint

-   Indonesian Rupiah

-   Indian Rupee

-   South Korean Won

-   Mexican Peso

-   Malaysian Ringgit

-   Philippine Peso

-   Polish Zloty

-   Russian Ruble

-   Thai Baht

-   Turkish New Lira

-   New Taiwan Dollar

-   U.S. Dollar

-   South African Rand

*	Non-income producing security.

144A - Security is exempt from registration under Rule 144A of the securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013 the aggregate market value of this security amounted to $45,300 or 1.0% of net assets.

(a)	Less than 0.1%.

(b)	At February 28, 2013, the aggregate cost of investments for Federal income tax purposes was $4,686,255. The net unrealized depreciation was $232,018 which consisted of aggregate gross unrealized appreciation of $460,425 and aggregate gross unrealized depreciation of $692,443.

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

NVDR - Non Voting Depositary Receipt.

REIT - Real Estate Investment Trust.

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Japan Hedged Equity Fund

February 28, 2013 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.0%
Basic Materials - 5.7%
Asahi Kasei Corp.	6,000	$35,473
Daido Steel Co. Ltd.	2,000	10,638
Denki Kagaku Kogyo KK	4,000	15,234
Hitachi Chemical Co. Ltd.	600	8,227
Hitachi Metals Ltd.	600	5,612
JFE Holdings, Inc.	2,000	42,874
JSR Corp.	1,200	24,469
Kansai Paint Co. Ltd.	2,000	21,189
Kobe Steel Ltd.*	10,000	13,486
Kuraray Co. Ltd.	1,600	21,750
Mitsubishi Chemical Holdings Corp.	6,000	28,158
Mitsubishi Gas Chemical Co., Inc.	2,000	14,155
Mitsubishi Materials Corp.	8,000	24,339
Nippon Steel Corp.	36,145	97,879
Nitto Denko Corp.	800	47,038
OJI Paper Co. Ltd.	6,000	22,850
Shin-Etsu Chemical Co. Ltd.	2,000	122,990
Showa Denko KK	12,000	18,643
Sumitomo Chemical Co. Ltd.	6,000	17,737
Sumitomo Metal Mining Co. Ltd.	2,000	31,524
Taiyo Nippon Sanso Corp.	2,000	14,047
Ube Industries Ltd.	8,000	16,917
Yamato Kogyo Co. Ltd.	400	11,449

		666,678

Communications - 5.4%
Dena Co. Ltd.	513	14,390
Dentsu, Inc.	800	24,892
Gree, Inc.	400	4,868
Hakuhodo DY Holdings, Inc.	110	8,355
Jupiter Telecommunications Co. Ltd.	10	13,270
KDDI Corp.	1,398	104,974
Nippon Telegraph & Telephone Corp.	2,000	91,704
NTT DoCoMo, Inc.	74	114,485
Rakuten, Inc.	3,500	30,246
SBI Holdings, Inc.	1,201	9,536
Softbank Corp.	4,600	170,471
Trend Micro, Inc.	400	11,306
Yahoo Japan Corp.	64	27,101

		625,598

Consumer, Cyclical - 27.4%
ABC-Mart, Inc.	200	6,980
Aeon Co. Ltd.	2,600	29,229
Aisin Seiki Co. Ltd.	800	28,957
All Nippon Airways Co. Ltd.	4,000	8,199
Asics Corp.	1,200	18,850
Bridgestone Corp.	3,100	95,117
Daiwa House Industry Co. Ltd.	2,000	36,725
Denso Corp.	2,400	100,723
Don Quijote Co. Ltd.	200	7,876
FamilyMart Co. Ltd.	200	8,426
Fast Retailing Co. Ltd.	200	54,871
Fuji Heavy Industries Ltd.	2,000	29,906
Hino Motors Ltd.	2,000	21,124
Hitachi High-Technologies Corp.	600	12,403
Honda Motor Co. Ltd.	8,000	298,198
Isetan Mitsukoshi Holdings Ltd.	2,400	26,566
Isuzu Motors Ltd.	6,000	36,897
ITOCHU Corp.	7,000	80,807
J Front Retailing Co. Ltd.	4,000	23,649
Japan Airlines Co. Ltd.*	399	18,941
JTEKT Corp.	1,600	15,950
Lawson, Inc.	400	29,734
Marubeni Corp.	8,000	58,431
Marui Group Co. Ltd.	1,400	11,947
Mazda Motor Corp.*	18,000	54,181
McDonald’s Holdings Co. Japan Ltd.	400	10,021
Mitsubishi Corp.	6,600	130,945
Mitsubishi Motors Corp.*	18,000	19,808
Mitsui & Co. Ltd.	8,200	121,554
Namco Bandai Holdings, Inc.	1,000	15,902
NGK Insulators Ltd.	2,000	21,577
NGK Spark Plug Co. Ltd.	2,000	30,381
NHK Spring Co. Ltd.	1,200	10,448
Nintendo Co. Ltd.	600	58,000
Nissan Motor Co. Ltd.	12,200	123,329
Nitori Holdings Co. Ltd.	100	7,455

NOK Corp.	600	8,273
Oriental Land Co. Ltd.	200	29,539
Panasonic Corp.	11,000	79,275
Sankyo Co. Ltd.	400	16,852
Sanrio Co. Ltd.	400	15,816
Sega Sammy Holdings, Inc.	1,000	18,459
Sekisui Chemical Co. Ltd.	2,000	19,398
Sekisui House Ltd.	4,000	46,305
Seven & I Holdings Co. Ltd.	3,600	105,098
Sharp Corp.	4,000	12,687
Shimamura Co. Ltd.	200	20,434
Shimano, Inc.	400	28,698
Sony Corp.	4,800	69,289
Stanley Electric Co. Ltd.	600	10,448
Sumitomo Corp.	5,200	63,619
Sumitomo Electric Industries Ltd.	3,200	37,286
Sumitomo Rubber Industries Ltd.	800	12,463
Suzuki Motor Corp.	1,800	43,053
Teijin Ltd.	6,000	13,917
Toho Co. Ltd.	600	11,535
Toray Industries, Inc.	8,000	49,282
Toyoda Gosei Co. Ltd.	400	9,239
Toyota Boshoku Corp.	1,000	13,637
Toyota Industries Corp.	800	28,568
Toyota Motor Corp.	13,400	688,867
Toyota Tsusho Corp.	1,400	35,676
USS Co. Ltd.	120	13,192
Yamada Denki Co. Ltd.	360	13,089
Yamaha Motor Co. Ltd.	1,200	14,345

		3,192,446

Consumer, Non-cyclical - 12.3%
Ajinomoto Co., Inc.	4,000	53,037
Alfresa Holdings Corp.	200	9,850
Asahi Group Holdings Ltd.	2,000	50,491
Astellas Pharma, Inc.	2,200	118,912
Benesse Holdings, Inc.	400	16,593
Chugai Pharmaceutical Co. Ltd.	1,400	30,284
Dai Nippon Printing Co. Ltd.	2,000	17,586
Daiichi Sankyo Co. Ltd.	3,000	53,695
Dainippon Sumitomo Pharma Co. Ltd.	1,200	17,335
Eisai Co. Ltd.	1,200	53,469
Hisamitsu Pharmaceutical Co., Inc.	400	23,174
Japan Tobacco, Inc.	4,400	138,850
Kao Corp.	2,600	83,141
Kirin Holdings Co. Ltd.	4,000	58,043
Kyowa Hakko Kirin Co. Ltd.	2,000	20,952
Medipal Holdings Corp.	800	10,340
MEIJI Holdings Co. Ltd.	400	17,219
Miraca Holdings, Inc.	400	19,312
Mitsubishi Tanabe Pharma Corp.	1,200	17,024
Nippon Meat Packers, Inc.	2,000	31,244
Nisshin Seifun Group, Inc.	1,000	13,119
Nissin Foods Holdings Co. Ltd.	200	7,951
Ono Pharmaceutical Co. Ltd.	400	21,232
Otsuka Holdings Co. Ltd.	1,600	51,233
Santen Pharmaceutical Co. Ltd.	600	26,864
Secom Co. Ltd.	1,000	51,354
Shionogi & Co. Ltd.	1,400	28,532
Shiseido Co. Ltd.	1,600	21,215
Suzuken Co. Ltd.	400	13,917
Sysmex Corp.	400	20,973
Takeda Pharmaceutical Co. Ltd.	3,800	196,579
Terumo Corp.	800	35,128
Toppan Printing Co. Ltd.	4,000	26,928
Tsumura & Co.	400	14,004
Unicharm Corp.	600	34,761
Yakult Honsha Co. Ltd.	800	29,734
Yamazaki Baking Co. Ltd.	400	5,053

		1,439,128

Energy - 1.4%
Idemitsu Kosan Co. Ltd.	200	18,190
Inpex Corp.	10	53,188
Japan Petroleum Exploration Co.	200	7,584
JX Holdings, Inc.	10,400	63,507
TonenGeneral Sekiyu KK	2,000	19,851

		162,320

Financial - 19.5%
Acom Co. Ltd.*	400	9,904
Aeon Credit Service Co. Ltd.	400	9,313
AEON Mall Co. Ltd.	400	9,917
Aozora Bank Ltd.	6,000	18,190
Bank of Kyoto Ltd. (The)	2,000	17,478
Bank of Yokohama Ltd. (The)	6,000	30,877
Chiba Bank Ltd. (The)	4,000	25,504
Credit Saison Co. Ltd.	800	17,003
Dai-ichi Life Insurance Co. Ltd. (The)	40	56,101
Daito Trust Construction Co. Ltd.	400	35,818
Daiwa Securities Group, Inc.	8,000	49,455
Fukuoka Financial Group, Inc.	6,000	27,252
Gunma Bank Ltd. (The)	2,000	10,875
Hachijuni Bank Ltd. (The)	2,000	10,702
Hiroshima Bank Ltd. (The)	2,100	8,813
Hulic Co. Ltd.	1,400	10,497
Iyo Bank Ltd. (The)	2,000	17,046
Japan Exchange Group, Inc.	100	7,617
Japan Prime Realty Investment Corp., REIT	4	11,777
Japan Real Estate Investment Corp., REIT	4	43,888
Japan Retail Fund Investment Corp., REIT	10	19,549
Joyo Bank Ltd. (The)	4,000	19,981
Mitsubishi Estate Co. Ltd.	6,000	149,530
Mitsubishi UFJ Financial Group, Inc.	61,900	342,589
Mitsubishi UFJ Lease & Finance Co. Ltd.	280	12,944
Mitsui Fudosan Co. Ltd.	4,000	101,759
Mizuho Financial Group, Inc.	111,140	244,606
MS&AD Insurance Group Holdings	2,400	49,662
Nippon Building Fund, Inc. REIT	4	44,751
Nishi-Nippon City Bank Ltd. (The)	4,000	10,487
NKSJ Holdings, Inc.	1,950	41,297
Nomura Holdings, Inc.	17,600	101,017
Nomura Real Estate Holdings, Inc.	600	10,778
ORIX Corp.	510	56,783
Resona Holdings, Inc.	8,800	40,350
Seven Bank Ltd.	3,600	9,477
Shinsei Bank Ltd.	8,000	17,607
Shizuoka Bank Ltd. (The)	2,000	19,873
Sony Financial Holdings, Inc.	1,000	15,795
Sumitomo Mitsui Financial Group, Inc.	6,600	264,171
Sumitomo Mitsui Trust Holdings, Inc.	15,000	58,259
Sumitomo Realty & Development Co. Ltd.	2,000	67,645
T&D Holdings, Inc.	2,600	30,856
Tokio Marine Holdings, Inc.	3,400	96,032
Tokyu Land Corp.	2,000	15,104
Yamaguchi Financial Group, Inc.	500	4,671

		2,273,600

Industrial - 19.3%
Advantest Corp.	1,000	14,349
Asahi Glass Co. Ltd.	4,000	27,187
Brother Industries Ltd.	1,600	16,744
Central Japan Railway Co.	799	77,667
Daikin Industries Ltd.	1,000	37,059
East Japan Railway Co.	1,600	118,070
Fanuc Corp.	1,000	154,387
FUJIFILM Holdings Corp.	2,000	38,408
GS Yuasa Corp.	4,000	17,348
Hamamatsu Photonics KK	400	15,881
Hankyu Hanshin Holdings, Inc.	6,000	32,949
Hirose Electric Co. Ltd.	200	24,167
Hitachi Construction Machinery Co. Ltd.	600	13,781
Hitachi Ltd.	22,000	123,422
Hoya Corp.	1,800	34,528
Ibiden Co. Ltd.	800	12,523
IHI Corp.	6,000	16,830
JGC Corp.	2,000	55,194
Kajima Corp.	6,000	17,737
Kamigumi Co. Ltd.	2,000	17,327
Kawasaki Heavy Industries Ltd.	6,000	19,096
Keikyu Corp.	2,000	17,672
Keio Corp.	2,000	15,989
Keyence Corp.	210	59,155
Kintetsu Corp.	8,000	33,661
Komatsu Ltd.	4,600	116,031
Konica Minolta Holdings, Inc.	2,000	15,277
Kubota Corp.	6,000	72,435
Kurita Water Industries Ltd.	800	15,984
Kyocera Corp.	800	69,565
LIXIL Group Corp.	1,200	24,598
Makita Corp.	600	27,187
Maruichi Steel Tube Ltd.	400	9,783

Mitsubishi Electric Corp.	10,000	81,454
Mitsubishi Heavy Industries Ltd.	16,000	88,726
Mitsui OSK Lines Ltd.	4,000	14,025
Murata Manufacturing Co. Ltd.	1,000	64,408
NEC Corp.*	12,000	29,647
Nidec Corp.	400	23,476
Nikon Corp.	1,600	35,905
Nippon Electric Glass Co. Ltd.	2,000	9,839
Nippon Express Co. Ltd.	6,000	26,346
Nippon Yusen KK	8,000	20,110
NSK Ltd.	2,000	15,600
Obayashi Corp.	4,000	20,585
Odakyu Electric Railway Co. Ltd.	4,000	42,205
Olympus Corp.*	1,000	21,933
Omron Corp.	800	19,376
Rinnai Corp.	200	14,349
SMC Corp.	200	34,696
Sumitomo Heavy Industries Ltd.	4,000	17,650
Taiheiyo Cement Corp.	6,000	14,824
THK Co. Ltd.	1,000	18,675
Tobu Railway Co. Ltd.	6,000	32,949
Tokyu Corp.	6,000	35,926
Toshiba Corp.	20,000	92,135
TOTO Ltd.	700	6,329
Toyo Seikan Kaisha Ltd.	800	11,626
Ushio, Inc.	600	6,590
West Japan Railway Co.	800	35,344
Yamato Holdings Co. Ltd.	1,800	30,120
Yaskawa Electric Corp.	2,000	18,039
Yokogawa Electric Corp.	1,200	12,053

		2,256,931

Technology - 3.6%
Canon, Inc.	5,400	196,040
Fujitsu Ltd.	8,000	36,768
Itochu Techno-Solutions Corp.	200	8,739
Konami Corp.	500	9,715
Nexon Co. Ltd.	800	7,259
Nomura Research Institute Ltd.	600	13,594
NTT Data Corp.	8	25,401
Oracle Corp.	200	8,415
Ricoh Co. Ltd.	4,000	42,896
Rohm Co. Ltd.	400	14,176
Sumco Corp.*	1,000	10,001
TDK Corp.	400	13,809
Tokyo Electron Ltd.	800	37,113

		423,926

Utilities - 2.4%
Chubu Electric Power Co., Inc.	3,000	37,609
Chugoku Electric Power Co., (The), Inc.	1,600	20,110
Electric Power Development Co. Ltd.	400	10,271
Hokkaido Electric Power Co., Inc.	1,100	9,743
Hokuriku Electric Power Co.	1,400	16,086
Kansai Electric Power Co., (The), Inc.	3,200	27,619
Kyushu Electric Power Co., Inc.	1,800	17,264
Osaka Gas Co. Ltd.	8,000	31,071
Shikoku Electric Power Co., Inc.	1,200	14,694
Toho Gas Co. Ltd.	2,000	11,048
Tohoku Electric Power Co., Inc.*	2,000	15,471
Tokyo Electric Power Co., (The), Inc.*	6,200	14,047
Tokyo Gas Co. Ltd.	12,000	58,000

		283,033

TOTAL COMMON STOCKS
(Cost $11,013,771)		11,323,660

TOTAL INVESTMENTS - 97.0%
(Cost $11,013,771)(a)		11,323,660
Other assets less liabilities - 3.0%		353,767

NET ASSETS - 100.0%		$11,677,427

INDUSTRY BREAKDOWN AS OF FEBRUARY 28, 2013 (Unaudited)

	Value	% of Net Assets
Consumer, Cyclical	$3,192,446	27.4%
Financial	2,273,600	19.5
Industrial	2,256,931	19.3
Consumer, Non-cyclical	1,439,128	12.3
Basic Materials	666,678	5.7
Communications	625,598	5.4
Technology	423,926	3.6
Utilities	283,033	2.4
Energy	162,320	1.4

TOTAL INVESTMENTS	11,323,660	97.0
Other assets less liabilities	353,767	3.0

NET ASSETS - 100.0%	$11,677,427	100.0%

As of February 28, 2013, the Fund had the following futures contracts open:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation(1)
TOPIX Index Futures	2	$209,516	3/7/2013	$22,336

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of February 28, 2013.

For the nine-month period ended February 28, 2013 the average monthly volume of futures contracts was $108,463 at contract value.

As of February 28, 2013, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
HSBC	3/5/2013	JPY	251,467,000	USD	2,755,996	$42,918
HSBC	3/5/2013	JPY	255,782,000	USD	2,757,089	(2,543)
JP Morgan & Chase Co.	3/5/2013	JPY	251,467,000	USD	2,755,993	42,915
JP Morgan & Chase Co.	3/5/2013	JPY	255,783,000	USD	2,757,117	(2,526)
HSBC	3/5/2013	USD	158,000	JPY	14,702,026	620
HSBC	3/5/2013	USD	5,355,085	JPY	494,057,215	(24,701)
JP Morgan & Chase Co.	3/5/2013	USD	5,513,110	JPY	508,636,791	(25,428)
HSBC	4/3/2013	JPY	509,672,000	USD	5,525,283	25,368
JP Morgan & Chase Co.	4/3/2013	JPY	509,672,000	USD	5,525,295	25,380

						$82,003

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2013.

For the nine-month period ended February 28, 2013 the average monthly volume of forward foreign currency contracts was $5,187,038 at contract value.

Currency Abbreviations
JPY - Japanese Yen
USD - U.S. Dollar
*	Non-income producing security.
(a)	At February 28, 2013, the aggregate cost of investments for Federal income tax purposes was $11,024,481. The net unrealized appreciation was $299,179 which consisted of aggregate gross unrealized appreciation of $714,100 and aggregate gross unrealized depreciation of $414,921.

REIT - Real Estate Investment Trust.

Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.

Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2013 (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments. During the period ended February 28, 2013, there were no transfers between investment levels.

	Investment in Securities
	Level 1	Level 2	Level 3	Fair Value at 2/28/2013
db X-trackers MSCI Brazil Hedged Equity Fund
Investments in Securities
Common Stocks	$1,895,847	$—	$—	$1,895,847
Preferred Stocks	1,969,956	—	—	1,969,956
Other Financial Instruments
Unrealized Appreciation on
Forward Foreign Currency Contracts	—	8,887	—	8,887
Unrealized Depreciation on
Forward Foreign Currency Contracts	—	(40,346)	—	(40,346)

Total Investments	$3,865,803	$(31,459)	$—	$3,834,344

db X-trackers MSCI Canada Hedged Equity Fund
Investments in Securities
Common Stocks	$4,543,661	$—	$—	$4,543,661
Other Financial Instruments
Unrealized Appreciation on
Forward Foreign Currency Contracts	—	155,275	—	155,275
Unrealized Depreciation on
Forward Foreign Currency Contracts	—	(14,274)	—	(14,274)
Futures Contracts	7,304	—	—	7,304

Total Investments	$4,550,965	$141,001	$—	$4,691,966

db X-trackers MSCI EAFE Hedged Equity Fund
Investments in Securities
Common Stocks	$22,899,671	$—	$—	$22,899,671
Preferred Stocks	167,634	—	—	167,634
Other Financial Instruments
Unrealized Appreciation on
Forward Foreign Currency Contracts	—	747,241	—	747,241
Unrealized Depreciation on
Forward Foreign Currency Contracts	—	(57,073)	—	(57,073)
Futures Contracts	6,715	—	—	6,715

Total Investments	$23,074,020	$690,168	$—	$23,764,188

db X-trackers MSCI Emerging Markets Hedged Equity Fund
Investments in Securities
Common Stocks	$4,133,724	$—	$—	$4,133,724
Preferred Stocks	320,230	—	—	320,230
Rights	283	—	—	283
Other Financial Instruments
Unrealized Appreciation on
Forward Foreign Currency Contracts	—	27,449	—	27,449
Unrealized Depreciation on
Forward Foreign Currency Contracts	—	(19,145)	—	(19,145)
Futures Contracts	(280)	—	—	(280)

Total Investments	$4,453,957	$8,304	$—	$4,462,261

db X-trackers MSCI Japan Hedged Equity Fund
Investments in Securities
Common Stocks	$11,323,660	$—	$—	$11,323,660
Other Financial Instruments
Unrealized Appreciation on
Forward Foreign Currency Contracts	—	137,201	—	137,201
Unrealized Depreciation on
Forward Foreign Currency Contracts	—	(55,198)	—	(55,198)
Futures Contracts	22,336	—	—	22,336

Total Investments	$11,345,996	$82,003	$—	$11,427,999

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive and principal financial officers pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) DBX ETF Trust

By (Signature and Title)*	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date April 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date April 25, 2013

By (Signature and Title)*	/s/ Michael Gilligan
Michael Gilligan
Treasurer, Chief Financial Officer and Controller

Date April 25, 2013

*	Print the name and title of each signing officer under his or her signature.